UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21746

Name of Fund:   Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
     Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 -  Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.3%                     DG FastChannel, Inc. (a)                                       2,600   $     56,992
                                                Greenfield Online, Inc. (a)                                    4,300         74,820
                                                Harte-Hanks, Inc.                                              6,000         62,220
                                                inVentiv Health, Inc. (a)                                      5,700        100,662
                                                Marchex, Inc. Class B                                          4,000         41,160
                                                National CineMedia, Inc.                                       6,800         75,140
                                                R.H. Donnelley Corp. (a)                                      14,600         29,054
                                                Valassis Communications, Inc. (a)                              7,500         64,950
                                                ValueClick, Inc. (a)                                          15,030        153,757
                                                                                                                       -------------
                                                                                                                            658,755
------------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%                                AeroVironment, Inc. (a)                                        1,600         51,120
                                                Argon ST, Inc. (a)                                             2,100         49,329
                                                Ascent Solar Technologies, Inc. (a)                            1,500          9,120
                                                Curtiss-Wright Corp.                                           7,500        340,875
                                                Ducommun, Inc.                                                 1,900         45,372
                                                Heico Corp.                                                    3,800        124,716
                                                LMI Aerospace, Inc. (a)                                        1,600         32,176
                                                Ladish Co., Inc. (a)                                           2,500         50,625
                                                Moog, Inc. Class A (a)                                         7,100        304,448
                                                Orbital Sciences Corp. (a)                                     9,900        237,303
                                                Teledyne Technologies, Inc. (a)                                5,900        337,244
                                                TransDigm Group, Inc. (a)                                      5,600        191,688
                                                                                                                       -------------
                                                                                                                          1,774,016
------------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%          AgFeed Industries, Inc. (a)                                    3,600         28,440
                                                Alico, Inc.                                                      600         28,458
                                                The Andersons, Inc.                                            3,200        112,704
                                                Cadiz, Inc. (a)                                                1,800         34,326
                                                Calavo Growers, Inc.                                           2,000         24,920
                                                HQ Sustainable Maritime Industries, Inc. (a)                   1,400          7,084
                                                                                                                       -------------
                                                                                                                            235,932
------------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                            AAR Corp. (a)(b)                                               6,800        112,812
                                                AirTran Holdings, Inc. (a)                                    20,100         48,843
                                                Alaska Air Group, Inc. (a)                                     6,200        126,418
                                                Allegiant Travel Co. (a)                                       2,500         88,300
                                                Atlas Air Worldwide Holdings, Inc. (a)                         2,100         84,651
                                                Bristow Group, Inc. (a)                                        3,800        128,592
                                                Hawaiian Holdings, Inc. (a)                                    7,200         66,816
                                                JetBlue Airways Corp. (a)                                     29,200        144,540
                                                PHI, Inc. (a)                                                  2,400         88,632
                                                Republic Airways Holdings, Inc. (a)                            5,600         57,064
                                                SkyWest, Inc.                                                  9,900        158,202
                                                UAL Corp.                                                     21,700        190,743
                                                US Airways Group, Inc. (a)                                    18,400        110,952
                                                                                                                       -------------
                                                                                                                          1,406,565
------------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                 Kaiser Aluminum Corp.                                          2,500        107,375
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                 ATC Technology Corp. (a)                                       3,600   $     85,464
                                                Commercial Vehicle Group, Inc. (a)                             3,500         24,885
                                                Dorman Products, Inc. (a)                                      1,600         20,048
                                                Superior Industries International, Inc.                        3,500         67,060
                                                                                                                       -------------
                                                                                                                            197,457
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%           American Axle & Manufacturing Holdings, Inc.                   7,300         39,128
                                                Amerigon, Inc. (a)                                             3,100         20,398
                                                ArvinMeritor, Inc.                                            12,700        165,608
                                                Dana Holding Corp. (a)                                        16,400         79,376
                                                Fuel Systems Solutions, Inc. (a)                               2,100         72,345
                                                Hayes Lemmerz International, Inc. (a)                         17,100         46,683
                                                Lear Corp. (a)                                                10,970        115,185
                                                Quantum Fuel Systems Technologies Worldwide, Inc. (a)         13,100         16,899
                                                Sauer-Danfoss, Inc.                                            1,600         39,504
                                                Stoneridge, Inc. (a)                                           2,100         23,625
                                                Tenneco, Inc. (a)                                              7,900         83,977
                                                Visteon Corp. (a)                                             22,100         51,272
                                                Wonder Auto Technology, Inc. (a)                               2,900         18,589
                                                                                                                       -------------
                                                                                                                            772,589
------------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                     Accuride Corp. (a)                                             6,600         10,560
                                                Force Protection, Inc. (a)                                    12,300         31,488
                                                Modine Manufacturing Co.                                       5,200         75,296
                                                Spartan Motors, Inc.                                           5,100         16,218
                                                Wabash National Corp.                                          5,200         49,140
                                                                                                                       -------------
                                                                                                                            182,702
------------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                     Signature Bank (a)                                             5,200        181,376
------------------------------------------------------------------------------------------------------------------------------------
Banks: Non U.S. Banks - 0.0%                    Banco Latinoamericano de Exportaciones, SA 'E'                 4,300         62,006
------------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.0%             1st Source Corp.                                               2,200         51,700
                                                Abington Bancorp, Inc.                                         4,600         46,552
                                                Amcore Financial, Inc.                                         3,913         36,195
                                                Ameris Bancorp                                                 2,200         32,670
                                                Ames National Corp.                                            1,000         25,000
                                                Arrow Financial Corp.                                          1,800         52,938
                                                Bancfirst Corp.                                                1,200         57,996
                                                BancTrust Financial Group, Inc.                                3,500         45,920
                                                Bank of the Ozarks, Inc.                                       1,800         48,600
                                                BankFinancial Corp.                                            3,800         55,784
                                                Banner Corp.                                                   2,400         28,824
                                                Beneficial Mutual Bancorp, Inc. (a)                            5,100         64,515
                                                Boston Private Financial Holdings, Inc.                        8,500         74,290
                                                Bryn Mawr Bank Corp.                                           1,100         24,178
                                                CVB Financial Corp.                                           10,842        150,704
                                                Camden National Corp.                                          1,200         41,940
                                                Capital City Bank Group, Inc.                                  2,000         62,700
                                                Capitol Bancorp Ltd.                                           2,300         44,827

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Cardinal Financial Corp.                                       4,700   $     37,976
                                                Cascade Bancorp                                                3,800         34,124
                                                Cathay General Bancorp                                         8,300        197,540
                                                Centerstate Banks of Florida, Inc.                             1,400         25,018
                                                Central Pacific Financial Corp.                                5,000         84,050
                                                Chemical Financial Corp.                                       4,000        124,560
                                                Citizens Banking Corp.                                        14,400         44,352
                                                Citizens & Northern Corp.                                      1,400         29,974
                                                City Holding Co.                                               2,800        118,300
                                                CityBank                                                       2,200         32,494
                                                Clifton Savings Bancorp, Inc.                                    900         10,791
                                                CoBiz Financial, Inc.                                          2,600         31,226
                                                The Colonial BancGroup, Inc.                                  34,800        273,528
                                                Columbia Banking System, Inc.                                  3,100         54,963
                                                Community Bank System, Inc.                                    5,100        128,265
                                                Community Trust Bancorp, Inc.                                  2,500         86,000
                                                Corus Bankshares, Inc.                                         6,300         25,515
                                                East-West Bancorp, Inc.                                       10,800        147,960
                                                Encore Bancshares, Inc. (a)                                    1,000         18,000
                                                Enterprise Financial Services Corp.                            1,700         38,352
                                                Farmers Capital Bank Corp.                                     1,300         35,126
                                                Financial Institutions, Inc.                                   2,200         44,022
                                                First BanCorp                                                 12,400        137,144
                                                First Bancorp                                                  1,900         32,490
                                                First Bancorp, Inc.                                            1,300         25,480
                                                First Busey Corp.                                              3,800         69,654
                                                First Commonwealth Financial Corp.                            12,000        161,640
                                                First Community Bancshares, Inc.                               1,500         56,280
                                                First Financial Bancorp                                        6,800         99,280
                                                First Financial Bankshares, Inc.                               3,500        181,580
                                                First Financial Corp.                                          2,100         98,658
                                                First Merchants Corp.                                          3,000         68,400
                                                First Midwest Bancorp, Inc.                                    8,100        196,344
                                                First South Bancorp, Inc.                                      1,350         23,314
                                                FirstMerit Corp.                                              13,900        291,900
                                                Fox Chase Bancorp, Inc. (a)                                      900         10,530
                                                Frontier Financial Corp.                                       8,350        112,140
                                                Glacier Bancorp, Inc.                                          8,950        221,691
                                                Greene County Bancshares, Inc.                                 1,900         44,669
                                                Guaranty Bancorp (a)                                           8,900         54,290
                                                Hancock Holding Co.                                            4,300        219,300
                                                Hanmi Financial Corp.                                          6,700         33,835
                                                Harleysville National Corp.                                    5,303         90,045
                                                Heartland Financial USA, Inc.                                  2,100         52,626
                                                Heritage Commerce Corp.                                        1,900         28,918
                                                Home Bancshares, Inc.                                          1,826         47,239

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Independent Bank Corp./MA                                      2,700   $     84,159
                                                Integra Bank Corp.                                             3,500         27,930
                                                International Bancshares Corp.                                 8,526        230,202
                                                Investors Bancorp, Inc. (a)                                    7,400        111,370
                                                Lakeland Bancorp, Inc.                                         2,866         33,504
                                                Lakeland Financial Corp.                                       2,000         43,920
                                                MB Financial, Inc.                                             5,777        191,045
                                                MainSource Financial Group, Inc.                               3,080         60,368
                                                Midwest Banc Holdings, Inc.                                    3,000         12,000
                                                NBT Bancorp, Inc.                                              5,400        161,568
                                                Nara Bancorp, Inc.                                             3,800         42,560
                                                National Penn Bancshares, Inc.                                13,786        201,276
                                                Northfield Bancorp, Inc. (a)                                   2,700         32,697
                                                Old National Bancorp                                          11,500        230,230
                                                Old Second Bancorp, Inc.                                       2,353         43,578
                                                Oriental Financial Group                                       4,300         76,798
                                                Pacific Capital Bancorp                                        7,800        158,730
                                                Pacific Continental Corp.                                      1,700         24,888
                                                PacWest Bancorp                                                4,129        118,048
                                                Park National Corp.                                            1,900        148,200
                                                Peapack-Gladstone Financial Corp.                              1,300         43,550
                                                Pennsylvania Commerce Bancorp, Inc. (a)                        1,100         32,791
                                                Peoples Bancorp, Inc.                                          1,700         37,009
                                                Pinnacle Financial Partners, Inc. (a)                          3,800        117,040
                                                Piper Jaffray Cos. (a)                                         3,000        129,750
                                                Premierwest Bancorp                                            3,900         32,721
                                                PrivateBancorp, Inc.                                           3,400        141,644
                                                Prosperity Bancshares, Inc.                                    6,800        231,132
                                                Provident Bankshares Corp.                                     5,700         55,347
                                                Renasant Corp.                                                 3,150         68,386
                                                Republic Bancorp, Inc. Class A                                 1,511         45,814
                                                S&T Bancorp, Inc.                                              4,100        151,003
                                                SCBT Financial Corp.                                           1,460         54,896
                                                SVB Financial Group (a)                                        4,900        283,808
                                                SY Bancorp, Inc.                                               2,485         76,091
                                                Sandy Spring Bancorp, Inc.                                     2,800         61,880
                                                Santander BanCorp                                                200          2,160
                                                Seacoast Banking Corp. of Florida                              2,500         26,825
                                                Shore Bancshares, Inc.                                         1,600         41,120
                                                Sierra Bancorp                                                 1,000         20,860
                                                Simmons First National Corp. Class A                           2,300         81,880
                                                Smithtown Bancorp, Inc.                                        1,900         42,750
                                                The South Financial Group, Inc.                               12,300         90,159
                                                Southside Bancshares, Inc.                                     1,871         47,149
                                                Southwest Bancorp, Inc.                                        2,500         44,175
                                                State Bancorp, Inc.                                            2,300         34,270

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                StellarOne Corp.                                               3,700   $     76,479
                                                Sterling Bancshares, Inc.                                     12,400        129,580
                                                Suffolk Bancorp                                                1,800         70,938
                                                Sun Bancorp, Inc. (a)                                          2,509         33,997
                                                Susquehanna Bancshares, Inc.                                  14,874        290,340
                                                Texas Capital Bancshares, Inc. (a)                             4,200         87,192
                                                Tompkins Trustco, Inc.                                         1,190         60,095
                                                Towne Bank                                                     3,400         74,800
                                                Trico Bancshares                                               2,300         49,519
                                                TrustCo Bank Corp. NY                                         12,800        149,888
                                                Trustmark Corp.                                                8,700        180,438
                                                UCBH Holdings, Inc.                                           17,600        112,816
                                                UMB Financial Corp.                                            5,200        273,104
                                                Umpqua Holdings Corp.                                         10,188        149,865
                                                Union Bankshares Corp.                                         2,150         51,600
                                                United Bankshares, Inc.                                        6,400        224,000
                                                United Community Banks, Inc.                                   6,248         82,844
                                                United Financial Bancorp, Inc.                                 3,400         50,490
                                                United Security Bancshares                                     1,000         16,360
                                                Univest Corp. of Pennsylvania                                  2,000         74,000
                                                Washington Trust Bancorp, Inc.                                 2,200         58,520
                                                WesBanco, Inc.                                                 4,800        127,776
                                                West Bancorp., Inc.                                            3,500         45,605
                                                West Coast Bancorp                                             2,600         38,116
                                                Westamerica Bancorp.                                           4,700        270,391
                                                Western Alliance Bancorp (a)                                   2,800         43,288
                                                Wilshire Bancorp, Inc.                                         2,700         32,859
                                                Wintrust Financial Corp.                                       4,000        117,400
                                                Yardkin Valley Financial Corp.                                 2,300         39,008
                                                                                                                       -------------
                                                                                                                         11,963,505
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%             Boston Beer Co., Inc. Class A (a)                              1,600         75,984
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                    Coca-Cola Bottling Co. Consolidated                              600         26,196
                                                Farmer Bros. Co.                                                 800         19,896
                                                Green Mountain Coffee Roasters, Inc. (a)                       2,900        114,086
                                                National Beverage Corp. (a)                                    1,680         14,902
                                                Peet's Coffee & Tea, Inc. (a)                                  2,400         67,008
                                                                                                                       -------------
                                                                                                                            242,088
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 3.3%      AMAG Pharmaceuticals, Inc. (a)                                 2,890        111,930
                                                Acadia Pharmaceuticals, Inc. (a)(b)                            5,600         15,008
                                                Accelrys, Inc. (a)                                             5,200         28,548
                                                Acorda Therapeutics, Inc. (a)                                  6,000        143,100
                                                Albany Molecular Research, Inc. (a)                            4,300         77,787
                                                Alexion Pharmaceuticals, Inc. (a)                             13,000        510,900
                                                Allos Therapeutics, Inc. (a)                                   8,600         63,726
                                                Alnylam Pharmaceuticals, Inc. (a)                              6,000        173,700
                                                American Oriental Bioengineering, Inc. (a)                    10,200         66,198

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Amicus Therapeutics, Inc. (a)                                    800   $     12,096
                                                Arena Pharmaceuticals, Inc. (a)                               12,500         62,500
                                                Ariad Pharmaceuticals, Inc. (a)                               12,700         31,369
                                                Arqule, Inc. (a)                                               5,200         16,744
                                                Array Biopharma, Inc. (a)                                      7,800         59,904
                                                ArthroCare Corp. (a)                                           4,500        124,740
                                                Avant Immunotherapeutics, Inc. (a)                             2,700         31,401
                                                Biodel, Inc. (a)                                               1,700          5,695
                                                Caliper Life Sciences, Inc. (a)                                9,200         25,760
                                                Celera Corp. (a)                                              13,300        205,485
                                                Cell Genesys, Inc. (a)                                        14,200          8,378
                                                Cougar Biotechnology, Inc. (a)                                 2,400         80,136
                                                Cubist Pharmaceuticals, Inc. (a)(b)                            9,800        217,854
                                                Cypress Bioscience, Inc. (a)                                   6,400         47,040
                                                Cytokinetics, Inc. (a)                                         4,700         22,278
                                                Cytori Therapeutics, Inc. (a)                                  3,800         20,064
                                                Discovery Laboratories, Inc. (a)                              16,300         30,481
                                                Dyax Corp. (a)                                                 8,800         38,720
                                                Enzon Pharmaceuticals, Inc. (a)                                7,600         56,088
                                                Exelixis, Inc. (a)                                            17,800        108,224
                                                Genomic Health, Inc. (a)                                       2,100         47,565
                                                Geron Corp. (a)                                               13,200         52,140
                                                Halozyme Therapeutics, Inc. (a)                               10,300         75,602
                                                Human Genome Sciences, Inc. (a)                               23,500        149,225
                                                Idenix Pharmaceuticals, Inc. (a)                               4,200         30,366
                                                Idera Pharmaceuticals, Inc. (a)                                3,300         46,431
                                                Immunomedics, Inc. (a)                                        11,000         19,580
                                                Incyte Corp. (a)                                              12,200         93,330
                                                Integra LifeSciences Holdings Corp. (a)                        3,000        132,090
                                                InterMune, Inc. (a)                                            5,600         95,816
                                                Kendle International, Inc. (a)                                 2,200         98,362
                                                Kensey Nash Corp. (a)                                          1,200         37,752
                                                Lexicon Genetics, Inc. (a)                                    12,600         22,428
                                                Life Sciences Research, Inc. (a)                               1,300         45,500
                                                MannKind Corp. (a)                                             8,700         33,582
                                                Marshall Edwards, Inc. (a)                                     2,300          4,945
                                                Martek Biosciences Corp.                                       5,700        179,094
                                                Maxygen, Inc. (a)                                              4,000         16,920
                                                Medivation, Inc. (a)                                           4,100        108,486
                                                Metabolix, Inc. (a)                                            3,500         38,080
                                                Momenta Pharmaceuticals, Inc. (a)                              4,000         52,440
                                                Myriad Genetics, Inc. (a)                                      7,400        480,112
                                                NPS Pharmaceuticals, Inc. (a)                                  8,700         62,118
                                                Nabi Biopharmaceuticals (a)                                    9,700         45,202
                                                Nanosphere, Inc. (a)                                           1,900         16,207
                                                Neurocrine Biosciences, Inc. (a)                               6,600         30,954

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                OMRIX Biopharmaceuticals, Inc. (a)                             2,400   $     43,056
                                                OSI Pharmaceuticals, Inc. (a)                                  9,600        473,184
                                                Opko Health, Inc. (a)                                          6,800         11,900
                                                Orexigen Therapeutics, Inc. (a)                                3,800         41,002
                                                Osiris Therapeutics, Inc. (a)                                  2,500         48,225
                                                PDL BioPharma, Inc.                                           20,400        189,924
                                                PharmaNet Development Group, Inc. (a)                          3,300         23,826
                                                Progenics Pharmaceuticals, Inc. (a)                            4,500         59,895
                                                Protalix BioTherapeutics, Inc. (a)                             1,860          4,148
                                                RTI Biologics, Inc. (a)                                        8,800         82,280
                                                Repligen Corp. (a)                                             5,900         27,789
                                                Rexahn Pharmaceuticals, Inc. (a)                               4,300          5,547
                                                Rigel Pharmaceuticals, Inc. (a)                                6,200        144,770
                                                Sangamo Biosciences, Inc. (a)                                  6,500         50,050
                                                Savient Pharmaceuticals, Inc. (a)                              9,204        137,232
                                                Seattle Genetics, Inc. (a)                                    10,000        107,000
                                                Sequenom, Inc. (a)                                             9,300        247,566
                                                Sucampo Pharmaceuticals, Inc. Class A (a)                      1,900         16,207
                                                Synta Pharmaceuticals Corp. (a)                                3,300         25,146
                                                Targacept, Inc. (a)                                            2,800         16,268
                                                Tercica, Inc. (a)                                              3,100         27,714
                                                VNUS Medical Technologies, Inc. (a)                            2,400         50,232
                                                ViroPharma, Inc. (a)                                          11,800        154,816
                                                XOMA Ltd. (a)                                                 22,300         46,830
                                                ZymoGenetics, Inc. (a)                                         6,300         41,958
                                                                                                                       -------------
                                                                                                                          6,486,746
------------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                       Ameron International Corp.                                     1,500        107,475
                                                LSI Industries, Inc.                                           3,000         24,810
                                                NCI Building Systems, Inc. (a)                                 3,300        104,775
                                                Quanex Building Products Corp.                                 6,300         96,012
                                                Simpson Manufacturing Co., Inc.                                6,200        167,958
                                                Texas Industries, Inc.                                         3,990        163,031
                                                Trex Co., Inc. (a)                                             2,600         47,086
                                                Watsco, Inc.                                                   3,900        196,092
                                                Zoltek Cos., Inc. (a)                                          4,800         82,128
                                                                                                                       -------------
                                                                                                                            989,367
------------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                         U.S. Concrete, Inc. (a)                                        5,500         24,585
------------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%             Aaon, Inc. (b)                                                 1,900         34,561
                                                Interline Brands, Inc. (a)                                     5,700         92,397
                                                                                                                       -------------
                                                                                                                            126,958
------------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                  Builders FirstSource, Inc. (a)                                 2,500         14,975
                                                Comfort Systems USA, Inc.                                      7,100         94,856
                                                Drew Industries, Inc. (a)                                      3,500         59,885
                                                Griffon Corp. (a)                                              6,574         59,297
                                                Orion Marine Group, Inc. (a)                                   3,900         40,911
                                                                                                                       -------------
                                                                                                                            269,924
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%            Beacon Roofing Supply, Inc. (a)                                7,500   $    117,150
                                                China Architectural Engineering, Inc. (a)                      3,500         24,815
                                                                                                                       -------------
                                                                                                                            141,965
------------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                Charter Communications, Inc. Class A (a)                      70,300         51,319
                                                Crown Media Holdings, Inc. Class A (a)                         3,400         17,102
                                                Mediacom Communications Corp. Class A (a)                      7,500         44,400
                                                TiVo, Inc. (a)                                                17,200        125,904
                                                                                                                       -------------
                                                                                                                            238,725
------------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.4%                       Ameristar Casinos, Inc.                                        4,300         61,017
                                                Bally Technologies, Inc. (a)                                   9,200        278,576
                                                Churchill Downs, Inc.                                          1,500         73,470
                                                Dover Downs Gaming & Entertainment, Inc.                       2,350         18,283
                                                Elixir Gaming Technologies, Inc. (a)                          13,700          4,521
                                                Isle of Capri Casinos, Inc. (a)                                2,700         24,354
                                                Monarch Casino & Resort, Inc. (a)                              1,600         18,224
                                                Pinnacle Entertainment, Inc. (a)                              10,140         76,658
                                                Riviera Holdings Corp. (a)                                     1,700         12,495
                                                Shuffle Master, Inc. (a)                                       7,700         39,193
                                                WMS Industries, Inc. (a)                                       7,350        224,689
                                                                                                                       -------------
                                                                                                                            831,480
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                                Aceto Corp.                                                    4,300         41,237
                                                American Vanguard Corp.                                        3,000         45,240
                                                Arch Chemicals, Inc.                                           4,100        144,730
                                                Balchem Corp.                                                  2,900         77,343
                                                Cabot Microelectronics Corp. (a)                               3,700        118,696
                                                Calgon Carbon Corp. (a)                                        6,900        140,484
                                                Cambrex Corp. (a)                                              4,500         27,675
                                                China BAK Battery, Inc. (a)                                    5,800         20,880
                                                Energy Conversion Devices, Inc. (a)                            7,500        436,875
                                                EnerSys (a)                                                    4,800         94,608
                                                Exide Technologies (a)                                        12,600         92,988
                                                Hercules, Inc.                                                19,000        376,010
                                                ICO, Inc. (a)                                                  5,200         29,172
                                                Innophos Holdings, Inc.                                        1,900         46,322
                                                Innospec, Inc.                                                 3,900         47,034
                                                LSB Industries, Inc. (a)                                       3,100         42,935
                                                Landec Corp. (a)                                               3,300         27,027
                                                Medis Technologies Ltd. (a)                                    3,600          6,480
                                                NL Industries, Inc.                                            1,300         13,351
                                                NewMarket Corp.                                                2,300        120,888
                                                OM Group, Inc. (a)                                             5,200        117,000
                                                Penford Corp.                                                  2,200         38,918
                                                PolyOne Corp. (a)                                             15,100         97,395
                                                Polypore International, Inc. (a)                               2,400         51,624
                                                Quaker Chemical Corp.                                          1,900         54,074
                                                Rockwood Holdings, Inc. (a)                                    7,000        179,620

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Schulman A, Inc.                                               4,800   $     94,944
                                                ShengdaTech, Inc. (a)                                          4,400         30,800
                                                Solutia, Inc. (a)                                             15,400        215,600
                                                Stepan Co.                                                     1,000         54,570
                                                Ultralife Batteries, Inc. (a)                                  2,400         18,600
                                                Valence Technology, Inc. (a)                                   8,000         29,120
                                                W.R. Grace & Co. (a)(b)                                       12,100        182,952
                                                Westlake Chemical Corp.                                        3,100         65,193
                                                Zep, Inc.                                                      3,550         62,622
                                                                                                                       -------------
                                                                                                                          3,243,007
------------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                                     International Coal Group, Inc. (a)                            21,700        135,408
                                                James River Coal Co. (a)                                       4,300         94,557
                                                National Coal Corp. (a)                                        5,900         30,857
                                                Westmoreland Coal Co. (a)                                      1,800         28,440
                                                                                                                       -------------
                                                                                                                            289,262
------------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%          Arbitron, Inc.                                                 4,600        205,574
                                                HSW International, Inc. (a)                                    4,100         10,660
                                                infoGROUP, Inc.                                                5,300         35,033
                                                LECG Corp. (a)                                                 4,300         34,701
                                                LoopNet, Inc. (a)                                              5,200         51,116
                                                                                                                       -------------
                                                                                                                            337,084
------------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%                   Entravision Communications Corp. Class A (a)                  10,200         27,438
                                                Knology, Inc. (a)                                              4,600         37,122
                                                                                                                       -------------
                                                                                                                             64,560
------------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.5%                3Com Corp. (a)                                                67,200        156,576
                                                Acme Packet, Inc. (a)                                          4,600         26,358
                                                Adtran, Inc.                                                   8,900        173,461
                                                Anaren, Inc. (a)                                               3,000         30,450
                                                Anixter International, Inc. (a)(b)                             4,800        285,648
                                                Aruba Networks, Inc. (a)                                       9,400         48,222
                                                Atheros Communications, Inc. (a)                               9,900        233,442
                                                Avanex Corp. (a)                                               1,920          8,986
                                                Avocent Corp. (a)                                              7,380        150,995
                                                Bel Fuse, Inc.                                                 1,800         51,246
                                                BigBand Networks, Inc. (a)                                     6,100         22,509
                                                Black Box Corp.                                                3,000        103,590
                                                CPI International, Inc. (a)                                    1,200         17,376
                                                CSG Systems International, Inc. (a)                            5,500         96,415
                                                Cbeyond Communications, Inc. (a)                               4,200         60,438
                                                Cogent Communications Group, Inc. (a)(b)                       8,300         64,076
                                                Cogo Group, Inc. (a)                                           4,700         24,769
                                                Comtech Telecommunications Corp. (a)                           4,200        206,808
                                                Digi International, Inc. (a)                                   4,100         41,820
                                                EMS Technologies, Inc. (a)                                     2,500         55,775
                                                Echelon Corp. (a)                                              5,100         50,388
                                                Entrust, Inc. (a)                                             11,300         24,295

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Extreme Networks, Inc. (a)                                    17,700   $     59,649
                                                Finisar Corp. (a)                                             69,102         69,793
                                                Foundry Networks, Inc. (a)                                    24,900        453,429
                                                GeoEye, Inc. (a)                                               3,000         66,390
                                                Globecomm Systems, Inc. (a)                                    3,800         33,212
                                                Harmonic, Inc. (a)                                            16,200        136,890
                                                Harris Stratex Networks, Inc. Class A (a)                      4,100         32,021
                                                Hughes Communications, Inc. (a)                                1,100         40,370
                                                Infinera Corp. (a)                                            15,400        147,224
                                                InterDigital, Inc. (a)                                         7,700        185,185
                                                Ixia (a)                                                       7,100         52,327
                                                j2 Global Communications, Inc. (a)                             7,500        175,125
                                                Loral Space & Communications Ltd. (a)                          1,900         28,063
                                                NETGEAR, Inc. (a)                                              5,800         87,000
                                                Nextwave Wireless, Inc. (a)                                    8,000          4,800
                                                Novatel Wireless, Inc. (a)                                     6,300         38,178
                                                Oplink Communications, Inc. (a)                                3,428         41,376
                                                SeaChange International, Inc. (a)                              4,500         43,470
                                                Secure Computing Corp. (a)                                     8,950         49,046
                                                Shoretel, Inc. (a)                                             8,000         45,920
                                                Sonus Networks, Inc. (a)                                      35,100        101,088
                                                Standard Microsystems Corp. (a)                                3,900         97,422
                                                Starent Networks Corp. (a)                                     5,200         67,288
                                                Switch and Data Facilities Co., Inc. (a)                       3,300         41,085
                                                Sycamore Networks, Inc. (a)                                   31,700        102,391
                                                Syniverse Holdings, Inc. (a)                                   8,600        142,846
                                                TIBCO Software, Inc. (a)                                      32,100        234,972
                                                Tekelec (a)                                                   10,900        152,491
                                                Terremark Worldwide, Inc. (a)                                  8,000         54,960
                                                UTStarcom, Inc. (a)                                           19,300         65,041
                                                Viasat, Inc. (a)                                               4,500        106,110
                                                Vonage Holdings Corp. (a)                                      8,300          8,383
                                                                                                                       -------------
                                                                                                                          4,897,188
------------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 4.9%     3PAR, Inc. (a)                                                 4,400         28,380
                                                ACI Worldwide, Inc. (a)(b)                                     5,800        101,616
                                                Actuate Corp. (a)(b)                                           9,900         34,650
                                                Acxiom Corp.                                                  10,200        127,908
                                                American Reprographics Co. (a)                                 6,000        103,500
                                                American Software Class A                                      4,400         23,980
                                                ArcSight, Inc. (a)                                               600          4,578
                                                Ariba, Inc. (a)                                               14,600        206,298
                                                Art Technology Group, Inc. (a)                                21,600         76,032
                                                AsiaInfo Holdings, Inc. (a)                                    5,300         48,654
                                                BearingPoint, Inc. (a)                                        35,300         18,356
                                                Blackbaud, Inc.                                                7,500        138,375
                                                Blackboard, Inc. (a)                                           5,200        209,508

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Blue Coat Systems, Inc. (a)                                    5,600   $     79,464
                                                Bottomline Technologies, Inc. (a)                              3,500         36,400
                                                CACI International, Inc. Class A (a)                           5,200        260,520
                                                COMSYS IT Partners, Inc. (a)                                   2,500         24,300
                                                Callidus Software, Inc. (a)                                    5,700         22,572
                                                China Fire & Security Group, Inc. (a)                          2,100         22,071
                                                China Information Security Technology, Inc. (a)                3,500         16,450
                                                Chordiant Software, Inc. (a)                                   5,060         25,958
                                                Ciber, Inc. (a)                                                9,500         66,405
                                                CommVault Systems, Inc. (a)                                    7,400         89,170
                                                Compellent Technologies, Inc. (a)                              2,600         32,240
                                                ComScore, Inc. (a)                                             2,900         51,127
                                                Comverge, Inc. (a)                                             3,900         17,940
                                                Concur Technologies, Inc. (a)                                  7,300        279,298
                                                Constant Contact, Inc. (a)                                     3,300         56,331
                                                DMRC Corp. (a)                                                   943         10,989
                                                DealerTrack Holdings, Inc. (a)                                 7,400        124,616
                                                Delrek, Inc. (a)                                               1,400          8,512
                                                DemandTec, Inc. (a)                                            3,700         33,337
                                                Digital River, Inc. (a)                                        6,300        204,120
                                                DivX, Inc. (a)                                                 3,800         24,586
                                                Double-Take Software, Inc. (a)                                 3,100         30,845
                                                EPIQ Systems, Inc. (a)                                         5,800         78,880
                                                Ebix, Inc. (a)                                                   300         28,188
                                                Electronics for Imaging, Inc. (a)                              9,000        125,370
                                                Ener1, Inc. (a)                                                5,800         45,298
                                                Epicor Software Corp. (a)                                     10,000         78,900
                                                Gartner, Inc. Class A (a)                                     10,100        229,068
                                                Guidance Software, Inc. (a)                                    1,900          8,911
                                                The Hackett Group, Inc. (a)                                    7,500         40,800
                                                i2 Technologies, Inc. (a)                                      2,500         33,725
                                                iGate Corp. (a)                                                3,200         27,744
                                                Informatica Corp. (a)                                         14,800        192,252
                                                Integral Systems, Inc. (a)                                     2,442         50,720
                                                Interactive Intelligence, Inc. (a)                             1,800         16,236
                                                Internet Brands, Inc. Class A (a)                              4,200         29,274
                                                Internet Capital Group, Inc. (a)                               6,300         51,093
                                                Interwoven, Inc. (a)                                           7,900        111,548
                                                JDA Software Group, Inc. (a)                                   4,500         68,445
                                                Kenexa Corp. (a)                                               4,100         64,739
                                                Keynote Systems, Inc. (a)                                      2,200         29,150
                                                Lawson Software, Inc. (a)                                     21,000        147,000
                                                Limelight Networks, Inc. (a)                                   3,200          8,000
                                                MSC.Software Corp. (a)                                         7,400         79,180
                                                Macrovision Solutions Corp. (a)                               14,138        217,442
                                                Magma Design Automation, Inc. (a)                              7,100         28,542

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Manhattan Associates, Inc. (a)                                 4,100   $     91,594
                                                Mantech International Corp. Class A (a)                        3,400        201,586
                                                Mastech Holdings, Inc. (a)                                       213          1,621
                                                Mentor Graphics Corp. (a)                                     15,200        172,520
                                                Mercadolibre, Inc. (a)                                         4,200         85,470
                                                Mercury Computer Systems, Inc. (a)                             3,800         33,820
                                                Micros Systems, Inc. (a)                                      13,300        354,578
                                                MicroStrategy, Inc. Class A (a)                                1,600         95,248
                                                Moduslink Global Solutions, Inc. (a)                           8,300         79,763
                                                Monotype Imaging Holdings, Inc. (a)                            2,800         31,164
                                                Ness Technologies, Inc. (a)                                    7,000         80,290
                                                Netezza Corp. (a)                                              6,500         68,965
                                                NetScout Systems, Inc. (a)                                     4,800         51,072
                                                NetSuite, Inc. (a)                                               900         16,218
                                                Omniture, Inc. (a)                                            10,413        191,183
                                                OpenTV Corp. (a)                                              11,300         15,933
                                                Opnet Technologies, Inc. (a)                                   2,600         31,668
                                                PC-Tel, Inc.                                                   3,900         36,348
                                                PROS Holdings, Inc. (a)                                        2,400         22,536
                                                Parametric Technology Corp. (a)                               18,720        344,448
                                                Pegasystems, Inc.                                              1,900         24,529
                                                Progress Software Corp. (a)                                    7,000        181,930
                                                QAD, Inc.                                                      1,200          8,304
                                                Quest Software, Inc. (a)                                      12,100        153,549
                                                Rackspace Hosting, Inc. (a)                                    2,200         21,494
                                                RealNetworks, Inc. (a)                                        15,500         78,740
                                                RightNow Technologies, Inc. (a)                                4,500         56,565
                                                SAVVIS, Inc. (a)                                               6,150         82,656
                                                SI International, Inc. (a)                                     2,100         63,105
                                                SPSS, Inc. (a)                                                 3,000         88,080
                                                SRA International, Inc. Class A (a)                            7,100        160,673
                                                SYKES Enterprises, Inc. (a)                                    5,500        120,780
                                                SYNNEX Corp. (a)                                               3,100         69,254
                                                Sapient Corp. (a)                                             14,800        109,964
                                                Sigma Designs, Inc. (a)                                        4,600         65,412
                                                Smith Micro Software, Inc. (a)                                 5,100         36,210
                                                Solera Holdings, Inc. (a)                                      8,600        246,992
                                                SonicWALL, Inc. (a)                                           10,100         52,924
                                                Sourcefire, Inc. (a)                                           3,800         27,702
                                                Stanley, Inc. (a)                                              1,300         47,983
                                                SuccessFactors, Inc. (a)                                       3,700         40,330
                                                SupportSoft, Inc. (a)                                          8,700         26,100
                                                Sybase, Inc. (a)                                              13,000        398,060
                                                Synchronoss Technologies, Inc. (a)                             4,000         37,640
                                                Syntel, Inc.                                                   1,900         46,550
                                                Taleo Corp. Class A (a)                                        4,100         81,549

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                TechTarget, Inc. (a)                                           2,200   $     15,400
                                                TeleCommunication Systems, Inc. Class A (a)                    6,300         43,533
                                                Tyler Technologies, Inc. (a)                                   6,900        104,673
                                                Ultimate Software Group, Inc. (a)                              4,200        113,400
                                                Unica Corp. (a)                                                1,700         13,328
                                                VASCO Data Security International, Inc. (a)                    4,500         46,620
                                                VeriFone Holdings, Inc. (a)                                   11,500        190,210
                                                Vignette Corp. (a)                                             4,400         47,256
                                                Virtusa Corp. (a)                                              1,800         11,718
                                                Websense, Inc. (a)                                             7,800        174,330
                                                Website Pros, Inc. (a)                                         5,100         27,540
                                                Wind River Systems, Inc. (a)                                  12,400        124,000
                                                Zoran Corp. (a)                                                9,000         73,440
                                                                                                                       -------------
                                                                                                                          9,748,139
------------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%                      Adaptec, Inc. (a)                                             19,700         64,616
                                                Advanced Analogic Technologies, Inc. (a)                       8,400         39,060
                                                Cray, Inc. (a)                                                 5,600         29,008
                                                Data Domain, Inc. (a)                                          5,200        115,804
                                                Emulex Corp. (a)                                              14,100        150,447
                                                FalconStor Software, Inc. (a)                                  6,800         36,448
                                                Hutchinson Technology, Inc. (a)                                4,000         46,320
                                                Imation Corp.                                                  4,600        103,914
                                                Immersion Corp. (a)                                            5,200         30,264
                                                Intermec, Inc. (a)                                            10,300        202,292
                                                Isilon Systems, Inc. (a)                                       4,900         21,609
                                                NCI, Inc. Class A (a)                                          1,300         37,024
                                                Palm, Inc.                                                    18,600        111,042
                                                Perot Systems Corp. Class A (a)                               14,500        251,575
                                                Phoenix Technologies Ltd. (a)                                  5,000         39,950
                                                Quantum Corp. (a)                                             31,900         33,495
                                                Rackable Systems, Inc. (a)                                     5,000         49,050
                                                Radiant Systems, Inc. (a)                                      4,400         38,236
                                                Radisys Corp. (a)                                              3,800         32,680
                                                Rimage Corp. (a)                                               1,600         22,336
                                                Riverbed Technology, Inc. (a)                                  9,700        121,444
                                                STEC, Inc. (a)                                                 4,800         36,960
                                                Safeguard Scientifics, Inc. (a)                               19,700         24,625
                                                Stratasys, Inc. (a)                                            3,500         61,145
                                                Synaptics, Inc. (a)                                            5,550        167,721
                                                Trident Microsystems, Inc. (a)                                10,300         24,720
                                                                                                                       -------------
                                                                                                                          1,891,785
------------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                             Brookfield Homes Corp.                                         2,063         29,625
                                                EMCOR Group, Inc. (a)                                         11,300        297,416
                                                Granite Construction, Inc.                                     5,500        197,010
                                                Great Lakes Dredge & Dock Corp.                                6,400         40,384
                                                Perini Corp. (a)                                               8,200        211,478

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Sterling Construction Co., Inc. (a)                            2,100   $     34,020
                                                                                                                       -------------
                                                                                                                            809,933
------------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.6%                     DTS, Inc. (a)                                                  3,000         83,490
                                                EarthLink, Inc. (a)                                           18,900        160,650
                                                InfoSpace, Inc.                                                5,800         62,930
                                                Internap Network Services Corp. (a)                            8,510         29,615
                                                Midway Games, Inc. (a)                                         3,700          8,769
                                                NIC, Inc.                                                      6,400         44,160
                                                NetFlix, Inc. (a)                                              6,900        213,072
                                                ParkerVision, Inc. (a)                                         4,200         42,000
                                                Protection One, Inc. (a)                                         400          3,524
                                                THQ, Inc. (a)                                                 11,400        137,256
                                                Take-Two Interactive Software, Inc.                           12,900        211,560
                                                United Online, Inc.                                           13,044        122,744
                                                Universal Electronics, Inc. (a)                                2,400         59,952
                                                                                                                       -------------
                                                                                                                          1,179,722
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.5%                        American Greetings Corp. Class A                               8,500        129,965
                                                Blyth, Inc.                                                    4,200         47,628
                                                CSS Industries, Inc.                                           1,300         33,462
                                                Citi Trends, Inc. (a)                                          2,500         40,725
                                                Mannatech, Inc.                                                2,700         10,800
                                                Matthews International Corp. Class A                           5,200        263,848
                                                Nautilus, Inc. (a)                                             5,000         22,850
                                                RC2 Corp. (a)                                                  3,100         62,000
                                                Smith & Wesson Holding Corp. (a)                               5,700         21,318
                                                Spectrum Brands, Inc. (a)                                      6,600          9,174
                                                Tupperware Corp.                                              10,000        276,300
                                                USANA Health Sciences, Inc. (a)                                1,400         57,386
                                                                                                                       -------------
                                                                                                                            975,456
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &                Bway Holding Co. (a)                                           1,000         11,730
Glass - 0.2%                                    Mobile Mini, Inc. (a)                                          6,100        117,913
                                                Silgan Holdings, Inc.                                          4,200        214,578
                                                                                                                       -------------
                                                                                                                            344,221
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                 AEP Industries, Inc. (a)                                         900         18,000
Plastic - 0.1%                                  Graphic Packaging Holding Co. (a)                             23,500         58,750
                                                Myers Industries, Inc.                                         4,800         60,528
                                                                                                                       -------------
                                                                                                                            137,278
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                Elizabeth Arden, Inc. (a)                                      4,200         82,446
                                                Helen of Troy Ltd. (a)                                         5,100        116,127
                                                Inter Parfums, Inc.                                            1,950         26,442
                                                Nu Skin Enterprises, Inc. Class A                              8,500        137,870
                                                Ulta Salon Cosmetics & Fragrance, Inc. (a)                     3,200         42,496
                                                                                                                       -------------
                                                                                                                            405,381
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%           BGC Partners, Inc.                                             4,700         20,163
                                                Broadpoint Securities Group, Inc. (a)                          3,200          9,280
                                                Cardtronics, Inc. (a)                                          1,300         10,218

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                China Direct, Inc. (a)                                         1,600   $      6,752
                                                Doral Financial Corp. (a)                                        800          8,736
                                                Duff & Phelps Corp. (a)                                        1,500         31,545
                                                Euronet Worldwide, Inc. (a)                                    8,200        137,186
                                                Evercore Partners, Inc. Class A                                1,700         30,566
                                                FCStone Group, Inc. (a)                                        3,450         62,065
                                                F.N.B. Corp.                                                  14,346        229,249
                                                Greenhill & Co., Inc.                                          2,900        213,875
                                                Huron Consulting Group, Inc. (a)                               3,400        193,732
                                                Interactive Brokers Group, Inc. Class A (a)                    6,800        150,756
                                                Oritani Financial Corp. (a)                                    1,700         28,645
                                                                                                                       -------------
                                                                                                                          1,132,768
------------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.9%       Acuity Brands, Inc.                                            6,800        283,968
                                                Barnes Group, Inc.                                             8,000        161,760
                                                Brady Corp.                                                    8,400        296,352
                                                Clarcor, Inc.                                                  8,500        322,575
                                                Hexcel Corp. (a)                                              16,100        220,409
                                                Koppers Holdings, Inc.                                         3,600        134,676
                                                Olin Corp.                                                    12,300        238,620
                                                Tredegar Corp.                                                 4,100         72,939
                                                                                                                       -------------
                                                                                                                          1,731,299
------------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.7%              Arden Group, Inc. Class A                                        100         14,562
                                                Casey's General Stores, Inc.                                   8,800        265,496
                                                The Great Atlantic & Pacific Tea Co., Inc. (a)                 5,907         63,914
                                                Ingles Markets, Inc. Class A                                   2,100         47,943
                                                Longs Drug Stores Corp.                                        5,200        393,328
                                                Nash Finch Co.                                                 2,300         99,176
                                                Ruddick Corp.                                                  7,000        227,150
                                                Spartan Stores, Inc.                                           3,500         87,080
                                                Susser Holdings Corp. (a)                                      1,600         24,096
                                                Village Super Market, Inc. Class A                               400         19,068
                                                Weis Markets, Inc.                                             2,000         72,020
                                                Winn-Dixie Stores, Inc. (a)                                    9,000        125,100
                                                                                                                       -------------
                                                                                                                          1,438,933
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.6%                  Acura Pharmaceuticals, Inc. (a)                                1,100          7,733
                                                Adolor Corp. (a)                                               8,400         28,980
                                                Affymax, Inc. (a)                                              2,000         39,700
                                                Akorn, Inc. (a)                                                8,400         43,092
                                                Alexza Pharmaceuticals, Inc. (a)                               3,000         14,820
                                                Alkermes, Inc. (a)                                            16,100        214,130
                                                Alpharma, Inc. Class A (a)                                     7,200        265,608
                                                Ardea Biosciences, Inc. (a)                                    1,700         23,511
                                                Auxilium Pharmaceuticals, Inc. (a)                             6,900        223,560
                                                BMP Sunstone Corp. (a)                                         3,900         27,066
                                                BioForm Medical, Inc. (a)                                      3,200         12,544
                                                CV Therapeutics, Inc. (a)                                     10,300        111,240

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Cadence Pharmaceuticals, Inc. (a)                              3,200   $     28,416
                                                Caraco Pharmaceutical Laboratories Ltd. (a)                    1,400         17,514
                                                Chattem, Inc. (a)                                              2,800        218,904
                                                China Sky One Medical, Inc. (a)                                1,100         13,365
                                                Columbia Laboratories, Inc. (a)                                8,800         23,056
                                                Dendreon Corp. (a)                                            15,700         89,647
                                                Depomed, Inc. (a)                                              9,000         32,850
                                                Durect Corp. (a)                                              12,600         70,560
                                                Emergent Biosolutions, Inc. (a)                                2,600         34,034
                                                Enzo Biochem, Inc. (a)                                         4,900         53,802
                                                GTx, Inc. (a)                                                  2,800         53,256
                                                ImmunoGen, Inc. (a)                                            8,300         40,753
                                                Indevus Pharmaceuticals, Inc. (a)                             11,200         37,520
                                                Inspire Pharmaceuticals, Inc. (a)                              7,800         27,846
                                                Isis Pharmaceuticals, Inc. (a)                                15,200        256,728
                                                Javelin Pharmaceuticals, Inc. (a)                              8,300         21,580
                                                Jazz Pharmaceuticals, Inc. (a)                                 1,100          5,434
                                                K-V Pharmaceutical Co. Class A (a)                             5,600        127,176
                                                Ligand Pharmaceuticals, Inc. Class B (a)                      12,300         36,285
                                                MAP Pharmaceuticals, Inc. (a)                                    800          8,096
                                                Medarex, Inc. (a)                                             21,300        137,811
                                                Medicines Co. (a)                                              9,000        208,980
                                                Medicis Pharmaceutical Corp. Class A                           9,700        144,627
                                                MiddleBrook Pharmaceuticals, Inc. (a)                          7,000         10,500
                                                Molecular Insight Pharmaceuticals, Inc. (a)                    3,400         26,112
                                                Nektar Therapeutics (a)                                       15,600         56,004
                                                Novavax, Inc. (a)                                             10,100         29,290
                                                Noven Pharmaceuticals, Inc. (a)                                4,200         49,056
                                                Obagi Medical Products, Inc. (a)                               3,300         32,934
                                                Onyx Pharmaceuticals, Inc. (a)                                 9,420        340,816
                                                Optimer Pharmaceuticals, Inc. (a)                              4,500         35,775
                                                Pain Therapeutics, Inc. (a)                                    6,200         60,574
                                                Par Pharmaceutical Cos., Inc. (a)                              5,300         65,137
                                                Pharmasset, Inc. (a)                                           2,500         49,875
                                                Pozen, Inc. (a)                                                4,100         43,091
                                                Questcor Pharmaceuticals, Inc. (a)                             9,600         71,040
                                                Quidel Corp. (a)                                               4,700         77,127
                                                Regeneron Pharmaceuticals, Inc. (a)                           10,100        220,483
                                                Salix Pharmaceuticals Ltd. (a)                                 8,200         52,562
                                                Sciele Pharma, Inc.                                            5,600        172,424
                                                Theravance, Inc. (a)                                           8,600        107,156
                                                United Therapeutics Corp. (a)                                  3,700        389,129
                                                Valeant Pharmaceuticals International (a)                     11,900        243,593
                                                Vivus, Inc. (a)                                               10,900         86,546
                                                Xenoport, Inc. (a)                                             4,200        203,658
                                                                                                                       -------------
                                                                                                                          5,123,106
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%                       American Public Education, Inc. (a)                            2,000   $     96,560
                                                Capella Education Co. (a)                                      2,400        102,864
                                                Corinthian Colleges, Inc. (a)(b)                              14,400        216,000
                                                K12, Inc. (a)                                                    800         21,200
                                                Learning Tree International, Inc. (a)                          1,400         17,430
                                                Lincoln Educational Services Corp. (a)                           200          2,646
                                                The Princeton Review, Inc. (a)                                 2,400         19,200
                                                Renaissance Learning, Inc.                                     1,200         15,588
                                                Thinkorswim Group, Inc. (a)                                    8,780         73,137
                                                Universal Technical Institute, Inc. (a)                        3,600         61,416
                                                                                                                       -------------
                                                                                                                            626,041
------------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                 Benchmark Electronics, Inc. (a)                               11,300        159,104
                                                Coleman Cable, Inc. (a)                                        1,300         13,039
                                                OSI Systems, Inc. (a)                                          2,600         61,126
                                                Plexus Corp. (a)                                               7,000        144,900
                                                Power Integrations, Inc. (a)                                   5,100        122,910
                                                TTM Technologies, Inc. (a)                                     7,200         71,424
                                                Universal Display Corp. (a)                                    4,400         48,224
                                                                                                                       -------------
                                                                                                                            620,727
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 1.0%        A.O. Smith Corp.                                               3,400        133,246
                                                AZZ, Inc. (a)                                                  1,900         78,603
                                                American Superconductor Corp. (a)                              7,000        164,990
                                                Axsys Technologies, Inc. (a)                                   1,400         82,516
                                                Baldor Electric Co.                                            7,770        223,854
                                                Beacon Power Corp. (a)                                        16,800         24,360
                                                CTS Corp.                                                      5,700         72,846
                                                Cohu, Inc.                                                     4,000         63,280
                                                Franklin Electric Co., Inc.                                    3,800        169,290
                                                Fushi Copperweld, Inc. (a)                                     2,600         25,194
                                                GrafTech International Ltd. (a)                               19,700        297,667
                                                Littelfuse, Inc. (a)                                           3,700        110,001
                                                MKS Instruments, Inc. (a)                                      8,300        165,253
                                                Orion Energy Systems, Inc. (a)                                   900          5,049
                                                Powell Industries, Inc. (a)                                    1,300         53,053
                                                Power-One, Inc. (a)                                           12,600         18,270
                                                Sonic Solutions, Inc. (a)                                      3,900         17,160
                                                Taser International, Inc. (a)                                 10,600         75,790
                                                Technitrol, Inc.                                               6,600         97,614
                                                Triumph Group, Inc.                                            2,900        132,559
                                                                                                                       -------------
                                                                                                                          2,010,595
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%          National Presto Industries, Inc.                                 800         59,600
                                                Rex Stores Corp. (a)                                           1,800         20,790
                                                                                                                       -------------
                                                                                                                             80,390
------------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%                              Agilysys, Inc.                                                 4,000         40,360
                                                Avid Technology, Inc. (a)                                      5,200        125,112
                                                Daktronics, Inc.                                               5,400         89,964

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                II-VI, Inc. (a)                                                4,100   $    158,506
                                                Kopin Corp. (a)                                               11,000         34,320
                                                MRV Communications, Inc. (a)                                  22,300         26,091
                                                Methode Electronics, Inc.                                      6,400         57,216
                                                Multi-Fineline Electronix, Inc. (a)                            1,400         20,706
                                                Newport Corp. (a)                                              6,400         68,992
                                                Park Electrochemical Corp.                                     3,500         84,840
                                                Sanmina-SCI Corp. (a)                                         92,000        128,800
                                                Semtech Corp. (a)                                              9,900        138,204
                                                Supertex, Inc. (a)                                             2,100         59,136
                                                                                                                       -------------
                                                                                                                          1,032,247
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                       Faro Technologies, Inc. (a)                                    2,600         52,962
Gauges & Meters - 0.0%                          Measurement Specialties, Inc. (a)                              2,400         41,856
                                                OYO Geospace Corp. (a)                                           700         27,496
                                                Zygo Corp. (a)                                                 2,600         32,708
                                                                                                                       -------------
                                                                                                                            155,022
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.1%             Accuray, Inc. (a)                                              6,500         52,455
                                                Affymetrix, Inc. (a)(b)                                       11,000         85,140
                                                Analogic Corp.                                                 2,300        114,448
                                                Bruker BioSciences Corp. (a)                                   8,700        115,971
                                                Cynosure, Inc. Class A (a)                                     1,600         28,704
                                                Datascope Corp.                                                2,300        118,749
                                                eResearch Technology, Inc. (a)                                 7,300         86,943
                                                Greatbatch, Inc. (a)                                           3,900         95,706
                                                Haemonetics Corp. (a)                                          4,200        259,224
                                                Luminex Corp. (a)                                              6,600        165,066
                                                Masimo Corp. (a)                                               7,700        286,440
                                                Natus Medical, Inc. (a)                                        4,700        106,502
                                                NxStage Medical, Inc. (a)                                      3,300         13,926
                                                Quality Systems, Inc.                                          3,000        126,780
                                                Sirona Dental Systems, Inc. (a)                                2,900         67,512
                                                Somanetics Corp. (a)                                           2,300         50,301
                                                Tomotherapy, Inc. (a)                                          7,200         32,976
                                                Varian, Inc. (a)                                               5,000        214,500
                                                Zoll Medical Corp. (a)                                         3,500        114,520
                                                                                                                       -------------
                                                                                                                          2,135,863
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Other - 0.0%                       ICx Technologies, Inc. (a)                                     2,000         15,420
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-                              Actel Corp. (a)                                                4,500         56,160
Conductors/Components - 1.5%                    Advanced Battery Technologies, Inc. (a)                        9,400         30,362
                                                Amkor Technology, Inc. (a)                                    18,200        115,934
                                                Anadigics, Inc. (a)                                           10,600         29,786
                                                Applied Micro Circuits Corp. (a)                              11,175         66,827
                                                AuthenTec, Inc. (a)                                            4,000          8,600
                                                Bookham, Inc. (a)                                             18,700         21,131
                                                Cavium Networks, Inc. (a)                                      5,000         70,400
                                                Ceva, Inc. (a)                                                 3,800         31,540

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Cirrus Logic, Inc. (a)                                        11,400   $     62,130
                                                DSP Group, Inc. (a)                                            4,000         30,600
                                                Diodes, Inc. (a)                                               4,800         88,560
                                                Entropic Communications, Inc. (a)                                200            282
                                                Exar Corp. (a)                                                 6,300         48,258
                                                Formfactor, Inc. (a)                                           8,100        141,102
                                                Hittite Microwave Corp. (a)                                    3,200        107,520
                                                IPG Photonics Corp. (a)                                        3,100         60,481
                                                IXYS Corp.                                                     4,100         37,269
                                                Lattice Semiconductor Corp. (a)                               19,500         40,170
                                                MIPS Technologies, Inc. (a)                                    7,100         24,921
                                                Micrel, Inc.                                                   9,000         81,630
                                                Microsemi Corp. (a)                                           13,200        336,336
                                                Microtune, Inc. (a)                                            8,700         23,316
                                                Monolithic Power Systems, Inc. (a)                             4,600         79,902
                                                NVE Corp. (a)                                                    900         25,470
                                                Netlogic Microsystems, Inc. (a)                                2,700         81,648
                                                Omnivision Technologies, Inc. (a)                              8,000         91,280
                                                PLX Technology, Inc. (a)                                       4,400         22,528
                                                PMC-Sierra, Inc. (a)                                          36,700        272,314
                                                Pericom Semiconductor Corp. (a)                                4,200         44,100
                                                RF Micro Devices, Inc. (a)                                    44,437        129,756
                                                Rubicon Technology, Inc. (a)                                   2,400         17,328
                                                SiRF Technology Holdings, Inc. (a)                            10,200         15,198
                                                Silicon Image, Inc. (a)                                       13,300         71,022
                                                Silicon Storage Technology, Inc. (a)                          14,500         47,270
                                                Skyworks Solutions, Inc. (a)                                  27,300        228,228
                                                Spansion LLC Class A (a)                                      20,700         32,085
                                                Techwell, Inc. (a)                                             2,600         24,518
                                                Tessera Technologies, Inc. (a)                                 8,300        135,622
                                                Transmeta Corp. (a)                                            2,300         37,283
                                                TriQuint Semiconductor, Inc. (a)                              24,200        115,918
                                                Volterra Semiconductor Corp. (a)                               4,500         57,285
                                                                                                                       -------------
                                                                                                                          3,042,070
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%                  3D Systems Corp. (a)                                           2,600         37,050
                                                American Science & Engineering, Inc.                           1,500         89,595
                                                Checkpoint Systems, Inc. (a)                                   6,700        126,094
                                                China Security & Surveillance Technology, Inc. (a)             4,400         61,072
                                                Cogent, Inc. (a)                                               6,900         70,518
                                                Coherent, Inc. (a)                                             3,900        138,645
                                                Cubic Corp.                                                    2,500         61,475
                                                Eagle Test Systems, Inc. (a)                                   1,800         27,558
                                                Gerber Scientific, Inc. (a)                                    3,300         30,162
                                                Herley Industries, Inc. (a)                                    2,500         42,750
                                                ION Geophysical Corp. (a)                                     14,200        201,498
                                                Kemet Corp. (a)                                               14,200         19,312

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                LaBarge, Inc. (a)                                              1,900   $     28,614
                                                Maxwell Technologies, Inc. (a)                                 3,400         45,356
                                                ScanSource, Inc. (a)                                           4,600        132,434
                                                Smart Modular Technologies WWH, Inc. (a)                       7,300         21,900
                                                Super Micro Computer, Inc. (a)                                 4,200         37,842
                                                                                                                       -------------
                                                                                                                          1,171,875
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                         Capstone Turbine Corp. (a)                                    25,400         32,766
                                                GT Solar International, Inc. (a)                               4,400         47,740
                                                Plug Power, Inc. (a)                                          14,800         14,652
                                                PowerSecure International, Inc. (a)                            3,300         19,998
                                                                                                                       -------------
                                                                                                                            115,156
------------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.9%                     Akeena Solar, Inc. (a)                                         4,100         15,539
                                                Alon USA Energy, Inc.                                          1,800         24,264
                                                Approach Resources, Inc. (a)                                   1,200         17,352
                                                Aventine Renewable Energy Holdings, Inc. (a)                   4,930         15,579
                                                CVR Energy, Inc. (a)                                           3,800         32,376
                                                Clean Energy Fuels Corp. (a)                                   3,500         49,525
                                                Concho Resources, Inc. (a)                                     9,000        248,490
                                                Crosstex Energy, Inc.                                          6,700        167,299
                                                Dawson Geophysical Co. (a)                                     1,400         65,366
                                                EnerNOC, Inc. (a)                                              1,800         18,612
                                                Evergreen Energy, Inc. (a)                                    14,300         13,442
                                                Evergreen Solar, Inc. (a)                                     23,500        129,720
                                                FuelCell Energy, Inc. (a)                                     11,600         69,948
                                                GeoMet, Inc. (a)                                               2,167         11,788
                                                GreenHunter Energy, Inc. (a)                                     600          8,550
                                                Matrix Service Co. (a)                                         4,500         85,950
                                                Ormat Technologies, Inc.                                       3,000        108,990
                                                Pacific Ethanol, Inc. (a)                                      7,500         10,425
                                                Penn Virginia Corp.                                            7,000        374,080
                                                Rentech, Inc. (a)                                             28,000         37,240
                                                Teekay Tankers Ltd. Class A                                    2,000         33,860
                                                US Geothermal, Inc. (a)                                       12,500         22,250
                                                USEC, Inc. (a)                                                19,300        104,413
                                                                                                                       -------------
                                                                                                                          1,665,058
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.4%       Clean Harbors, Inc. (a)                                        3,300        222,915
                                                Dycom Industries, Inc. (a)                                     6,800         88,536
                                                ENGlobal Corp. (a)                                             4,800         63,696
                                                Furmamite Corp. (a)                                            5,900         61,006
                                                Hill International, Inc. (a)                                   3,800         52,630
                                                Integrated Electrical Services, Inc. (a)                       1,400         24,584
                                                Layne Christensen Co. (a)                                      3,200        113,376
                                                Michael Baker Corp. (a)                                        1,200         41,760
                                                VSE Corp.                                                        800         26,984
                                                                                                                       -------------
                                                                                                                            695,487
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                            Cinemark Holdings, Inc.                                        4,400   $     59,840
                                                Dover Motorsports, Inc.                                        2,200         11,990
                                                Gaylord Entertainment Co. (a)                                  7,100        208,527
                                                Live Nation, Inc. (a)                                         12,800        208,256
                                                Speedway Motorsports, Inc.                                     2,300         44,804
                                                                                                                       -------------
                                                                                                                            533,417
------------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                        Credit Acceptance Corp. (a)                                      678         11,526
                                                MVC Capital, Inc.                                              3,600         54,900
                                                NewStar Financial, Inc. (a)                                    3,300         26,697
                                                Riskmetrics Group, Inc. (a)                                    3,300         64,581
                                                World Acceptance Corp. (a)                                     2,600         93,600
                                                                                                                       -------------
                                                                                                                            251,304
------------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                      Advance America, Cash Advance Centers, Inc.                    4,700         14,053
                                                Dollar Financial Corp. (a)                                     3,700         56,943
                                                Encore Capital Group, Inc. (a)                                 1,900         26,030
                                                The First Marblehead Corp.                                     9,300         23,157
                                                Nelnet, Inc. Class A                                           2,500         35,500
                                                                                                                       -------------
                                                                                                                            155,683
------------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &            Advent Software, Inc. (a)(b)                                   2,800         98,644
Systems - 0.7%                                  Cass Information Systems, Inc.                                   860         30,831
                                                CompuCredit Corp. (a)                                          1,300          5,096
                                                CyberSource Corp. (a)                                         11,541        185,926
                                                Deluxe Corp.                                                   8,900        128,071
                                                ExlService Holdings, Inc. (a)                                  2,500         21,950
                                                Fair Isaac Corp.                                               8,100        186,705
                                                Heartland Payment Systems, Inc.                                4,000        102,240
                                                Hypercom Corp. (a)                                             9,400         37,412
                                                Jack Henry & Associates, Inc.                                 12,100        245,993
                                                Online Resources Corp. (a)                                     4,900         38,073
                                                TNS, Inc. (a)                                                  4,200         81,354
                                                TradeStation Group, Inc. (a)                                   5,800         54,230
                                                Wright Express Corp. (a)                                       6,500        194,025
                                                                                                                       -------------
                                                                                                                          1,410,550
------------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%           Bankrate, Inc. (a)                                             2,100         81,711
                                                Interactive Data Corp.                                         6,100        153,842
                                                Move, Inc. (a)                                                21,700         46,004
                                                S1 Corp. (a)                                                   9,200         56,304
                                                TheStreet.com, Inc.                                            3,400         20,366
                                                                                                                       -------------
                                                                                                                            358,227
------------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                  AMBAC Financial Group, Inc.                                   49,100        114,403
                                                Advanta Corp. Class B                                          5,600         46,088
                                                Asset Acceptance Capital Corp. (a)                             1,900         20,026
                                                Cash America International, Inc.                               4,700        169,388
                                                Federal Agricultural Mortgage Corp. Class B                      100            410
                                                Financial Federal Corp.                                        3,900         89,388
                                                First Cash Financial Services, Inc. (a)                        2,900         43,500

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Global Cash Access, Inc. (a)                                   5,500   $     27,830
                                                Harris & Harris Group, Inc. (a)                                3,500         22,330
                                                LandAmerica Financial Group, Inc.                              2,300         55,775
                                                Medallion Financial Corp.                                      2,400         25,128
                                                Portfolio Recovery Associates, Inc. (a)                        2,400        116,712
                                                Radian Group, Inc.                                            14,800         74,592
                                                Sanders Morris Harris Group, Inc.                              3,000         25,950
                                                Sotheby's Holdings, Inc. Class A                              11,500        230,690
                                                Sterling Bancorp                                               3,260         47,140
                                                Stewart Information Services Corp.                             2,900         86,275
                                                Stifel Financial Corp. (a)                                     4,000        199,600
                                                WSFS Financial Corp.                                           1,000         60,000
                                                Waterstone Financial, Inc. (a)                                 1,000          9,770
                                                                                                                       -------------
                                                                                                                          1,464,995
------------------------------------------------------------------------------------------------------------------------------------
Foods - 1.5%                                    American Dairy, Inc. (a)                                         700          7,091
                                                B&G Foods, Inc. Class A                                        3,800         27,170
                                                Cal-Maine Foods, Inc.                                          2,000         54,880
                                                Chiquita Brands International, Inc. (a)                        7,600        120,156
                                                Diamond Foods, Inc.                                            2,900         81,287
                                                Flowers Foods, Inc.                                           12,600        369,936
                                                Fresh Del Monte Produce, Inc. (a)                              7,300        162,060
                                                Hain Celestial Group, Inc. (a)                                 6,800        187,204
                                                J&J Snack Foods Corp.                                          2,300         77,993
                                                Lance, Inc.                                                    4,700        106,643
                                                Lifeway Foods, Inc. (a)                                          600          7,020
                                                M&F Worldwide Corp. (a)                                        2,100         84,000
                                                Maui Land & Pineapple Co., Inc. (a)                              700         19,243
                                                Omega Protein Corp. (a)                                        3,300         38,808
                                                Pilgrim's Pride Corp.                                          7,100         17,679
                                                Ralcorp Holdings, Inc. (a)                                     9,300        626,913
                                                Sanderson Farms, Inc.                                          3,500        128,590
                                                Schiff Nutrition International, Inc. (a)                       1,200          8,196
                                                Seaboard Corp.                                                    60         75,420
                                                Sensient Technologies Corp.                                    8,100        227,853
                                                Smart Balance, Inc. (a)                                       10,300         67,568
                                                Synutra International, Inc. (a)                                1,700         34,221
                                                Tootsie Roll Industries, Inc.                                  4,118        119,051
                                                TreeHouse Foods, Inc. (a)                                      5,100        151,470
                                                United Natural Foods, Inc. (a)                                 7,400        184,926
                                                Zhongpin, Inc. (a)                                             3,400         36,142
                                                                                                                       -------------
                                                                                                                          3,021,520
------------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.2%                          Deltic Timber Corp.                                            1,800        114,552
                                                Louisiana-Pacific Corp.                                       17,200        159,960
                                                Universal Forest Products, Inc.                                2,800         97,748
                                                                                                                       -------------
                                                                                                                            372,260
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%           Ennis, Inc.                                                    4,200   $     64,932
                                                Innerworkings, Inc. (a)                                        5,600         62,104
                                                The Standard Register Co.                                      2,900         28,565
                                                                                                                       -------------
                                                                                                                            155,601
------------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%             Stewart Enterprises, Inc. Class A                             14,500        113,970
------------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                    Apogee Enterprises, Inc.                                       4,900         73,647
------------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                     Allied Nevada Gold Corp. (a)                                   7,300         41,756
                                                Coeur d'Alene Mines Corp. (a)(b)                              94,100        143,973
                                                Royal Gold, Inc.                                               5,100        183,396
                                                                                                                       -------------
                                                                                                                            369,125
------------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%                   Assisted Living Concepts, Inc. (a)                             8,600         54,782
                                                Capital Senior Living Corp. (a)                                3,800         28,880
                                                Emeritus Corp. (a)                                             3,200         79,680
                                                The Ensign Group, Inc.                                         1,700         29,053
                                                Five Star Quality Care, Inc. (a)                               6,000         22,500
                                                IPC The Hospitalist Co., Inc. (a)                                800         20,560
                                                Kindred Healthcare, Inc. (a)                                   4,480        123,514
                                                MedCath Corp. (a)                                              2,900         51,968
                                                National Healthcare Corp.                                      1,400         65,968
                                                Psychiatric Solutions, Inc. (a)                                9,400        356,730
                                                Res-Care, Inc. (a)                                             4,200         76,188
                                                Skilled Healthcare Group, Inc. Class A (a)                     3,000         47,670
                                                Sun Healthcare Group, Inc. (a)                                 7,300        107,018
                                                Sunrise Senior Living, Inc. (a)                                7,600        104,804
                                                                                                                       -------------
                                                                                                                          1,169,315
------------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.9%          AMERIGROUP Corp. (a)                                           9,200        232,208
                                                Amsurg Corp. (a)                                               5,300        134,991
                                                athenahealth, Inc. (a)                                         3,400        113,118
                                                Centene Corp. (a)                                              7,000        143,570
                                                Computer Programs & Systems, Inc.                              1,600         46,320
                                                Corvel Corp. (a)                                               1,150         32,902
                                                Eclipsys Corp. (a)                                             9,100        190,645
                                                HMS Holdings Corp. (a)                                         4,400        105,424
                                                HealthExtras, Inc. (a)                                         5,500        143,660
                                                HealthSpring, Inc. (a)                                         8,200        173,512
                                                Inter Allscripts - Misys Healthcare Solutions, Inc.            9,900        123,156
                                                Molina Healthcare, Inc. (a)                                    2,500         77,500
                                                National Research Corp.                                          200          6,132
                                                Omnicell, Inc. (a)                                             5,400         71,010
                                                Phase Forward, Inc. (a)                                        7,100        148,461
                                                Triple-S Management Corp. (a)                                  1,900         30,951
                                                Vital Images, Inc. (a)                                         2,500         37,500
                                                                                                                       -------------
                                                                                                                          1,811,060
------------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                     Alliance Imaging, Inc. (a)                                     4,300         44,161
                                                Amedisys, Inc. (a)                                             4,333        210,887
                                                Apria Healthcare Group, Inc. (a)(b)                            7,400        134,976

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Bio-Reference Labs, Inc. (a)                                   1,900   $     54,910
                                                CardioNet, Inc. (a)                                              700         17,472
                                                Emergency Medical Services Corp. (a)                           1,300         38,844
                                                Gentiva Health Services, Inc. (a)                              4,500        121,230
                                                Healthcare Services Group, Inc.                                7,200        131,688
                                                HealthSouth Corp. (a)                                         14,400        265,392
                                                Healthways, Inc. (a)                                           6,000         96,780
                                                LHC Group, Inc. (a)                                            2,200         62,656
                                                Nighthawk Radiology Holdings, Inc. (a)                         3,400         24,548
                                                Odyssey HealthCare, Inc. (a)                                   6,100         61,915
                                                PharMerica Corp. (a)                                           5,286        118,882
                                                Virtual Radiologic Corp. (a)                                     700          5,712
                                                                                                                       -------------
                                                                                                                          1,390,053
------------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                             Beazer Homes USA, Inc. (a)                                     5,800         34,684
                                                Hovnanian Enterprises, Inc. Class A (a)                        7,800         62,322
                                                M/I Homes, Inc.                                                2,400         54,672
                                                Meritage Homes Corp. (a)                                       5,200        128,440
                                                Ryland Group, Inc.                                             7,300        193,596
                                                Standard-Pacific Corp. (a)                                    22,000        108,020
                                                                                                                       -------------
                                                                                                                            581,734
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                              Lodgian, Inc. (a)                                              2,700         21,060
                                                Marcus Corp.                                                   3,400         54,672
                                                Morgans Hotel Group Co. (a)                                    4,900         53,459
                                                                                                                       -------------
                                                                                                                            129,191
------------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.3%                    American Woodmark Corp.                                        1,900         42,655
                                                Ethan Allen Interiors, Inc.                                    3,800        106,476
                                                Furniture Brands International, Inc.                           7,100         74,692
                                                Haverty Furniture Cos., Inc.                                   2,300         26,312
                                                hhgregg, Inc. (a)                                              1,400         13,650
                                                Hooker Furniture Corp.                                         1,700         30,175
                                                La-Z-Boy, Inc.                                                 8,400         78,288
                                                Libbey, Inc.                                                   1,800         15,318
                                                Sealy Corp.                                                    6,600         42,636
                                                Tempur-Pedic International, Inc.                              12,014        141,285
                                                                                                                       -------------
                                                                                                                            571,487
------------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                 Advanced Energy Industries, Inc. (a)                           5,800         79,344
Devices - 0.7%                                  Asyst Technologies, Inc. (a)                                   8,400         20,160
                                                Badger Meter, Inc.                                             2,400        112,680
                                                ESCO Technologies, Inc. (a)                                    4,400        211,948
                                                Energy Recovery, Inc. (a)                                      1,800         17,262
                                                Flanders Corp. (a)                                             2,400         15,120
                                                The Gorman-Rupp Co.                                            2,218         83,663
                                                L-1 Identity Solutions, Inc. (a)                              10,998        168,049
                                                Mine Safety Appliances Co.                                     5,200        198,224
                                                PMFG, Inc. (a)                                                 2,000         28,980
                                                Robbins & Myers, Inc.                                          4,700        145,371

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Sun Hydraulics, Inc.                                           2,000   $     52,080
                                                Veeco Instruments, Inc. (a)                                    5,400         79,974
                                                Vicor Corp.                                                    3,200         28,416
                                                Watts Water Technologies, Inc. Class A                         4,600        125,810
                                                                                                                       -------------
                                                                                                                          1,367,081
------------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                      A.M. Castle & Co.                                              2,700         46,656
                                                TAL International Group, Inc.                                  2,500         52,050
                                                                                                                       -------------
                                                                                                                             98,706
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                          American Equity Investment Life Holding Co.                    9,500         71,250
                                                Citizens, Inc. (a)                                             5,400         44,388
                                                Delphi Financial Group, Inc. Class A                           7,150        200,486
                                                Kansas City Life Insurance Co.                                   600         28,140
                                                Life Partners Holdings, Inc.                                     800         28,776
                                                National Western Life Insurance Co. Class A                      400         96,828
                                                The Phoenix Cos., Inc.                                        19,100        176,484
                                                Presidential Life Corp.                                        3,500         55,265
                                                Universal American Financial Corp. (a)                         6,800         82,892
                                                                                                                       -------------
                                                                                                                            784,509
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%                    Assured Guaranty Ltd.                                          9,500        154,470
                                                CNA Surety Corp. (a)                                           2,400         40,080
                                                Crawford & Co. Class B (a)                                     3,700         56,240
                                                EMC Insurance Group, Inc.                                      1,000         29,480
                                                eHealth, Inc. (a)                                              4,300         68,800
                                                FBL Financial Group, Inc. Class A                              2,200         61,358
                                                Flagstone Reinsurance Holdings Ltd.                            4,900         50,323
                                                Hilb Rogal & Hobbs Co.                                         6,100        285,114
                                                Horace Mann Educators Corp.                                    7,100         91,377
                                                Independence Holding Co.                                         500          5,775
                                                Maiden Holdings Ltd.                                           8,000         34,800
                                                Max Capital Group Ltd.                                         9,800        227,654
                                                Meadowbrook Insurance Group, Inc.                              8,317         58,718
                                                Montpelier Re Holdings Ltd.                                   15,700        259,207
                                                Pico Holdings, Inc. (a)                                        2,700         96,957
                                                Platinum Underwriters Holdings Ltd.                            7,900        280,292
                                                Primus Guaranty Ltd. (a)                                       4,700         12,314
                                                Quanta Capital Holdings Ltd.                                  11,100         30,636
                                                Zenith National Insurance Corp.                                6,250        229,000
                                                                                                                       -------------
                                                                                                                          2,072,595
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.9%             AmCOMP, Inc. (a)                                               2,600         30,160
                                                American Physicians Capital, Inc.                              1,500         63,495
                                                American Safety Insurance Holdings Ltd. (a)                    2,100         31,731
                                                Amerisafe, Inc. (a)(b)                                         3,200         58,240
                                                AmTrust Financial Services, Inc.                               2,800         38,052
                                                Argo Group International Holdings Ltd. (a)                     5,166        190,367
                                                Aspen Insurance Holdings Ltd.                                 13,900        382,250
                                                Baldwin & Lyons, Inc. Class B                                  1,400         33,558

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                CastlePoint Holdings, Ltd.                                     6,100   $     67,893
                                                Darwin Professional Underwriters, Inc. (a)                     1,200         37,332
                                                Donegal Group, Inc. Class A                                    1,600         29,008
                                                Employers Holdings, Inc.                                       8,210        142,690
                                                Enstar Group Ltd. (a)                                            900         87,624
                                                FPIC Insurance Group, Inc. (a)                                 1,500         77,085
                                                First Acceptance Corp. (a)                                     2,800          9,520
                                                First Mercury Financial Corp. (a)                              2,400         34,200
                                                Greenlight Capital Re, Ltd. (a)                                5,100        117,249
                                                Hallmark Financial Services, Inc. (a)                            300          2,727
                                                Harleysville Group, Inc.                                       2,400         90,720
                                                IPC Holdings, Ltd.                                             8,600        259,806
                                                Infinity Property & Casualty Corp.                             2,500        103,000
                                                NYMAGIC, Inc.                                                    900         22,725
                                                National Interstate Corp.                                      1,000         24,030
                                                Navigators Group, Inc. (a)                                     2,200        127,600
                                                Odyssey Re Holdings Corp.                                      4,000        175,200
                                                PMA Capital Corp. Class A (a)                                  5,400         47,628
                                                The PMI Group, Inc.                                           12,700         37,465
                                                ProAssurance Corp. (a)                                         5,500        308,000
                                                RLI Corp.                                                      3,200        198,688
                                                Safety Insurance Group, Inc.                                   2,700        102,411
                                                SeaBright Insurance Holdings, Inc. (a)                         3,600         46,800
                                                Selective Insurance Group, Inc.                                9,100        208,572
                                                State Auto Financial Corp.                                     2,300         66,861
                                                Tower Group, Inc.                                              3,500         82,460
                                                United America Indemnity, Ltd. (a)                             3,400         48,382
                                                United Fire & Casualty Co.                                     3,800        108,642
                                                Validus Holdings Ltd.                                         10,800        251,100
                                                                                                                       -------------
                                                                                                                          3,743,271
------------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.6%          Ampal-American Israel Corp. Class A (a)                        2,200          6,798
                                                Apollo Investment Corp.                                       23,876        407,086
                                                Ares Capital Corp.                                            16,878        176,038
                                                Calamos Asset Management, Inc. Class A                         3,600         64,512
                                                Capital Southwest Corp.                                          400         56,820
                                                Cohen & Steers, Inc.                                           2,800         79,324
                                                Epoch Holding Corp.                                            1,700         18,700
                                                FBR Capital Markets Corp. (a)                                  4,100         26,568
                                                Fifth Street Finance Corp.                                     1,100         11,055
                                                GAMCO Investors, Inc. Class A                                  1,400         83,020
                                                Kohlberg Capital Corp.                                         2,300         19,757
                                                MCG Capital Corp.                                             11,100         29,082
                                                NGP Capital Resources Co.                                      3,100         45,167
                                                National Financial Partners Corp.                              6,800        102,000
                                                Pzena Investment Management, Inc. Class A                      1,000          9,480
                                                Resource America, Inc. Class A                                 2,100         19,950

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                U.S. Global Investors, Inc.                                    2,100   $     19,551
                                                Westwood Holdings Group Inc.                                     900         42,660
                                                                                                                       -------------
                                                                                                                          1,217,568
------------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.2%             Fossil, Inc. (a)                                               7,600        214,548
                                                Fuqi International, Inc. (a)                                   2,000         16,300
                                                Movado Group, Inc.                                             2,700         60,345
                                                                                                                       -------------
                                                                                                                            291,193
------------------------------------------------------------------------------------------------------------------------------------
Lead & Zinc - 0.0%                              Horsehead Holding Corp. (a)                                    5,700         33,630
------------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                             Callaway Golf Co.                                             11,100        156,177
                                                Great Wolf Resorts, Inc. (a)                                   4,500         16,470
                                                Life Time Fitness, Inc. (a)                                    5,800        181,366
                                                Pool Corp.                                                     8,300        193,639
                                                Rick's Cabaret International, Inc. (a)                         1,700         16,694
                                                Six Flags, Inc. (a)                                           12,300          8,487
                                                Steinway Musical Instruments, Inc. (a)                         1,300         36,816
                                                Town Sports International Holdings, Inc. (a)                   2,400         14,640
                                                Vail Resorts, Inc. (a)                                         5,200        181,740
                                                                                                                       ------------
                                                                                                                            806,029
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                            Hurco Companies, Inc. (a)                                      1,100         32,527
                                                Thermadyne Holdings Corp. (a)                                  2,100         35,133
                                                                                                                       -------------
                                                                                                                             67,660
------------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                  Applied Industrial Technologies, Inc.                          7,250        195,242
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                  Alamo Group, Inc.                                              1,200         20,460
                                                Gehl Co. (a)                                                   1,650         48,559
                                                Lindsay Manufacturing Co.                                      1,900        138,225
                                                Titan Machinery, Inc. (a)                                      1,000         20,810
                                                                                                                       -------------
                                                                                                                            228,054
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.1%       Astec Industries, Inc. (a)                                     3,000         92,490
                                                NACCO Industries, Inc. Class A                                   900         85,068
                                                                                                                       -------------
                                                                                                                            177,558
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                       Briggs & Stratton Corp.                                        8,000        129,440
                                                Harbin Electric, Inc. (a)                                        900         10,665
                                                Raser Technologies, Inc. (a)                                   7,400         62,900
                                                                                                                       -------------
                                                                                                                            203,005
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.9%          Actuant Corp. Class A                                          9,400        237,256
                                                Altra Holdings, Inc. (a)                                       4,700         69,372
                                                Chart Industries, Inc. (a)                                     4,700        134,232
                                                Colfax Corp. (a)                                               3,800         63,498
                                                Columbus McKinnon Corp. (a)                                    3,100         73,067
                                                DXP Enterprises, Inc. (a)                                        700         37,317
                                                EnPro Industries, Inc. (a)                                     3,500        130,060
                                                Graham Corp.                                                     900         48,690
                                                Kadant, Inc. (a)                                               2,400         54,648
                                                Middleby Corp. (a)                                             2,800        152,068
                                                Nordson Corp.                                                  5,700        279,927
                                                Tecumseh Products Co. Class A (a)                              2,900         72,616

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Tennant Co.                                                    2,800   $     95,928
                                                Twin Disc, Inc.                                                1,500         20,640
                                                Woodward Governor Co. (b)                                      9,900        349,173
                                                                                                                       -------------
                                                                                                                          1,818,492
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                 Allis-Chalmers Energy, Inc. (a)                                4,600         58,190
Services - 1.1%                                 Basic Energy Services, Inc. (a)                                6,900        146,970
                                                Bolt Technology Corp. (a)                                      1,600         23,152
                                                CARBO Ceramics, Inc.                                           3,350        172,893
                                                Cal Dive International, Inc. (a)                               7,312         77,507
                                                Complete Production Services, Inc. (a)                         8,000        161,040
                                                Dril-Quip, Inc. (a)                                            5,200        225,628
                                                Flotek Industries, Inc. (a)                                    3,800         41,800
                                                Gulf Island Fabrication, Inc.                                  2,100         72,387
                                                Hornbeck Offshore Services, Inc. (a)                           4,000        154,480
                                                Lufkin Industries, Inc.                                        2,500        198,375
                                                Mitcham Industries, Inc. (a)                                   1,800         18,162
                                                NATCO Group, Inc. Class A (a)                                  3,400        136,612
                                                Natural Gas Services Group (a)                                 2,200         38,434
                                                Newpark Resources, Inc. (a)                                   15,600        113,880
                                                Parker Drilling Co. (a)                                       19,300        154,786
                                                RPC, Inc.                                                      5,325         74,869
                                                Sulphco, Inc. (a)                                              7,600         15,276
                                                Superior Well Services, Inc. (a)                               2,900         73,399
                                                T-3 Energy Services, Inc. (a)                                  2,100         77,952
                                                Trico Marine Services, Inc. (a)                                1,800         30,744
                                                Union Drilling, Inc. (a)                                       2,000         21,180
                                                Willbros Group, Inc. (a)(b)                                    6,600        174,900
                                                                                                                       -------------
                                                                                                                          2,262,616
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.1%                     Cascade Corp.                                                  1,600         70,096
                                                Flow International Corp. (a)                                   5,600         28,448
                                                Key Technology Inc. (a)                                        1,100         26,070
                                                Semitool, Inc. (a)                                             3,600         29,448
                                                TurboChef Technologies, Inc. (a)                               3,600         22,140
                                                                                                                       -------------
                                                                                                                            176,202
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                     Cavco Industries, Inc. (a)                                     1,200         43,380
                                                Champion Enterprises, Inc. (a)                                13,100         72,705
                                                Palm Harbor Homes, Inc. (a)                                    1,600         15,856
                                                Skyline Corp.                                                    900         23,787
                                                                                                                       -------------
                                                                                                                            155,728
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                            Federal Signal Corp.                                           8,100        110,970
                                                Standex International Corp.                                    2,200         61,050
                                                                                                                       -------------
                                                                                                                            172,020
------------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                  Abaxis, Inc. (a)                                               3,600         70,920
Supplies - 2.9%                                 Abiomed, Inc. (a)                                              5,300         94,075
                                                Align Technology, Inc. (a)                                    10,500        113,715
                                                Alphatec Holdings, Inc. (a)                                    3,700         17,020

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                American Medical Systems Holdings, Inc. (a)(b)                12,300   $    218,448
                                                AngioDynamics, Inc. (a)                                        4,300         67,940
                                                Atrion Corp.                                                     200         20,606
                                                Bio-Rad Laboratories, Inc. Class A (a)                         3,200        317,184
                                                BioMimetic Therapeutics, Inc. (a)                              2,200         24,332
                                                CONMED Corp. (a)                                               4,800        153,600
                                                Cantel Medical Corp. (a)                                       1,600         15,392
                                                Cardiac Science Corp. (a)                                      3,000         31,080
                                                Cepheid, Inc. (a)                                              9,600        132,768
                                                Clinical Data, Inc. (a)                                        1,600         25,728
                                                Conceptus, Inc. (a)                                            5,300         87,874
                                                CryoLife, Inc. (a)                                             5,000         65,600
                                                Cyberonics, Inc. (a)                                           4,000         68,000
                                                DexCom, Inc. (a)                                               4,100         25,379
                                                ev3, Inc. (a)                                                 11,646        116,926
                                                Exactech, Inc. (a)                                             1,400         31,136
                                                Hansen Medical, Inc. (a)                                       2,800         37,632
                                                I-Flow Corp. (a)                                               3,300         30,723
                                                ICU Medical, Inc. (a)                                          1,600         48,656
                                                IRIS International, Inc. (a)                                   3,300         59,070
                                                Immucor, Inc. (a)                                             11,750        375,530
                                                Insulet Corp. (a)                                              3,300         45,936
                                                Invacare Corp.                                                 5,400        130,356
                                                Landauer, Inc.                                                 1,500        109,125
                                                Medical Action Industries, Inc. (a)                            1,900         24,947
                                                Mentor Corp.                                                   5,900        140,774
                                                Meridian Bioscience, Inc.                                      6,675        193,842
                                                Merit Medical Systems, Inc. (a)                                4,500         84,465
                                                Micrus Endovascular Corp. (a)                                  2,600         36,270
                                                Neogen Corp. (a)                                               2,400         67,632
                                                NuVasive, Inc. (a)                                             6,000        295,980
                                                OraSure Technologies, Inc. (a)                                 8,100         39,852
                                                Orthofix International NV (a)                                  2,900         54,027
                                                Orthovita, Inc. (a)                                           12,900         33,540
                                                Owens & Minor, Inc.                                            6,700        324,950
                                                PSS World Medical, Inc. (a)                                   10,800        210,600
                                                Palomar Medical Technologies, Inc. (a)                         3,100         41,726
                                                SonoSite, Inc. (a)                                             2,900         91,060
                                                Spectranetic Corp. (a)                                         5,300         24,539
                                                Stereotaxis, Inc. (a)                                          4,100         24,805
                                                Steris Corp.                                                   9,500        357,010
                                                SurModics, Inc. (a)                                            2,600         81,874
                                                Symmetry Medical, Inc. (a)                                     6,000        111,360
                                                Synovis Life Technologies, Inc. (a)                            2,300         43,286
                                                Thoratec Corp. (a)                                             9,200        241,500
                                                Trans1, Inc. (a)                                               2,300         22,747

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Vision-Sciences Inc. (a)                                       3,500   $     13,965
                                                Vital Signs, Inc.                                              1,400        103,460
                                                Volcano Corp. (a)                                              7,800        134,862
                                                West Pharmaceutical Services, Inc.                             5,400        263,628
                                                Wright Medical Group, Inc. (a)                                 6,200        188,728
                                                                                                                       -------------
                                                                                                                          5,786,180
------------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.4%                         Air Methods Corp. (a)                                          1,800         50,958
                                                Almost Family, Inc. (a)                                          900         35,595
                                                Genoptix, Inc. (a)                                             1,500         49,005
                                                Hanger Orthopedic Group, Inc. (a)                              4,100         71,545
                                                Magellan Health Services, Inc. (a)                             6,600        270,996
                                                Parexel International Corp. (a)                                9,600        275,136
                                                RadNet, Inc. (a)                                               4,100         16,441
                                                RehabCare Group, Inc. (a)                                      3,000         54,300
                                                US Physical Therapy, Inc. (a)                                  2,300         39,928
                                                                                                                       -------------
                                                                                                                            863,904
------------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.8%                        Ampco-Pittsburgh Corp.                                         1,500         38,850
                                                CIRCOR International, Inc.                                     2,700        117,261
                                                Dynamic Materials Corp.                                        2,100         48,783
                                                Encore Wire Corp.                                              3,200         57,952
                                                Gibraltar Industries, Inc.                                     4,700         87,937
                                                Haynes International, Inc. (a)                                 2,100         98,343
                                                Insteel Industries, Inc.                                       2,800         38,052
                                                Kaydon Corp.                                                   4,700        211,782
                                                L.B. Foster Co. Class A (a)                                    1,900         57,798
                                                Mueller Industries, Inc.                                       6,300        144,963
                                                Mueller Water Products, Inc. Series A                         20,080        180,318
                                                NN, Inc.                                                       2,200         28,270
                                                Northwest Pipe Co. (a)                                         1,400         61,068
                                                Omega Flex, Inc.                                                 400          9,020
                                                RBC Bearings, Inc. (a)                                         3,700        124,653
                                                RTI International Metals, Inc. (a)                             3,700         72,372
                                                Trimas Corp. (a)                                               1,700         11,152
                                                Worthington Industries, Inc. (b)                              10,900        162,846
                                                                                                                       -------------
                                                                                                                          1,551,420
------------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%          AMCOL International Corp.                                      4,300        134,418
                                                Apex Silver Mines Ltd. (a)                                    13,000         22,360
                                                Brush Engineered Materials, Inc. (a)                           3,300         61,281
                                                Compass Minerals International, Inc.                           5,400        282,906
                                                General Moly, Inc. (a)                                        10,300         44,805
                                                Hecla Mining Co. (a)                                          21,900        102,492
                                                Minerals Technologies, Inc.                                    3,200        189,952
                                                Stillwater Mining Co. (a)                                      6,700         38,927
                                                United States Lime & Minerals, Inc. (a)                          300         11,553
                                                Uranium Resources, Inc. (a)                                   12,100         20,449
                                                                                                                       -------------
                                                                                                                            909,143
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer               Core-Mark Holdings Co., Inc. (a)                               1,600   $     39,984
Discretionary - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%           Reddy Ice Holdings, Inc.                                       3,000         10,950
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%                MedAssets, Inc. (a)                                            2,700         46,440
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                       Ceradyne, Inc. (a)                                             4,400        161,304
Commodities - 0.2%                              Lydall, Inc. (a)                                               3,100         29,853
                                                Symyx Technologies, Inc. (a)                                   5,900         58,469
                                                WD-40 Co.                                                      2,900        104,197
                                                                                                                       -------------
                                                                                                                            353,823
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.1%     Insituform Technologies, Inc. Class A (a)                      4,800         71,808
                                                Rogers Corp. (a)                                               3,100        114,638
                                                Xerium Technologies, Inc.                                      2,700         17,388
                                                                                                                       -------------
                                                                                                                            203,834
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.0%          Blount International, Inc. (a)                                 6,700         74,571
                                                Park-Ohio Holdings Corp. (a)                                   1,300         23,257
                                                                                                                       -------------
                                                                                                                             97,828
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                 iRobot Corp. (a)                                               3,300         48,906
                                                Microvision, Inc. (a)                                         10,600         20,564
                                                TerreStar Corp. (a)                                            9,300          9,300
                                                Vocus, Inc. (a)                                                2,800         95,088
                                                                                                                       -------------
                                                                                                                            173,858
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%                   Brunswick Corp.                                               14,200        181,618
                                                Compass Diversified Holdings                                   4,400         61,336
                                                GenCorp, Inc. (a)                                              9,600         64,704
                                                GenTek, Inc. (a)                                               1,400         35,994
                                                Kaman Corp. Class A                                            4,300        122,464
                                                Lancaster Colony Corp.                                         3,600        135,576
                                                Raven Industries, Inc.                                         2,700        106,245
                                                United Capital Corp. (a)                                         200          5,298
                                                                                                                       -------------
                                                                                                                            713,235
------------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.4%    ACCO Brands Corp. (a)                                          8,464         63,819
                                                HNI Corp.                                                      7,500        190,050
                                                Herman Miller, Inc.                                            9,600        234,912
                                                Kimball International, Inc. Class B                            5,900         63,720
                                                Knoll, Inc.                                                    7,700        116,424
                                                Presstek, Inc. (a)                                             5,200         29,328
                                                                                                                       -------------
                                                                                                                            698,253
------------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.7%                     APCO Argentina, Inc.                                             700         19,194
                                                ATP Oil & Gas Corp. (a)                                        4,600         81,926
                                                Abraxas Petroleum Corp. (a)                                    7,700         20,097
                                                American Oil & Gas, Inc. (a)                                   6,900         18,009
                                                Arena Resources, Inc. (a)                                      6,200        240,870
                                                Atlas America, Inc.                                            5,800        197,838
                                                BMB Munai, Inc. (a)                                            6,900         28,635
                                                BPZ Resources, Inc. (a)                                       10,300        177,160
                                                Berry Petroleum Co. Class A                                    7,200        278,856

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Bill Barrett Corp. (a)                                         6,100   $    195,871
                                                Brigham Exploration Co. (a)                                    8,000         87,920
                                                Bronco Drilling Co., Inc. (a)                                  4,400         44,968
                                                Callon Petroleum Co. (a)                                       3,600         64,908
                                                Cano Petroleum, Inc. (a)                                      10,900         25,179
                                                Carrizo Oil & Gas, Inc. (a)                                    4,600        166,842
                                                Cheniere Energy, Inc. (a)                                      8,900         20,025
                                                Clayton Williams Energy, Inc. (a)                                900         63,477
                                                Comstock Resources, Inc. (a)                                   7,700        385,385
                                                Contango Oil & Gas Co. (a)                                     2,200        118,756
                                                Delek US Holdings, Inc.                                        1,600         14,832
                                                Double Eagle Pete & Mining Co. (a)                             1,600         22,848
                                                EXCO Resources, Inc. (a)                                      24,900        406,368
                                                Endeavour International Corp. (a)                             20,600         27,192
                                                Energy Partners Ltd. (a)                                       5,585         48,422
                                                Energy XXI Bermuda Ltd.                                       18,900         56,889
                                                FX Energy, Inc. (a)                                            6,800         50,592
                                                Gasco Energy, Inc. (a)                                        16,600         30,212
                                                GeoGlobal Resources, Inc. (a)                                  6,400         16,128
                                                Geokinetics, Inc. (a)                                            900         17,100
                                                GeoResources, Inc. (a)                                         1,100         12,606
                                                Goodrich Petroleum Corp. (a)                                   3,800        165,642
                                                Gran Tierra Energy, Inc. (a)                                  16,200         60,102
                                                Grey Wolf, Inc. (a)                                           30,200        234,956
                                                Gulfport Energy Corp. (a)                                      4,600         46,230
                                                Harvest Natural Resources, Inc. (a)                            6,400         64,768
                                                Houston American Energy Corp.                                  2,900         18,328
                                                McMoRan Exploration Co. (a)                                    9,800        231,672
                                                Meridian Resource Corp. (a)                                   14,000         25,760
                                                Northern Oil And Gas, Inc. (a)                                 3,500         28,455
                                                Oilsands Quest, Inc. (a)                                      27,500         82,225
                                                Panhandle Oil & Gas Inc.                                       1,200         34,356
                                                Parallel Petroleum Corp. (a)                                   7,000         65,940
                                                Petroleum Development Corp. (a)                                2,500        110,925
                                                Petroquest Energy, Inc. (a)                                    7,500        115,125
                                                Pioneer Drilling Co. (a)                                       8,400        111,720
                                                PrimeEnergy Corp. (a)                                            100          7,400
                                                Quest Resource Corp. (a)                                       3,900         10,374
                                                Rex Energy Corp. (a)                                           2,800         44,128
                                                Rosetta Resources, Inc. (a)                                    8,600        157,896
                                                Stone Energy Corp. (a)                                         5,328        225,534
                                                Swift Energy Co. (a)                                           5,200        201,188
                                                TXCO Resources, Inc. (a)                                       5,400         54,216
                                                Toreador Resources Corp. (a)                                   2,900         26,071
                                                Tri-Valley Corp. (a)                                           4,200         26,628
                                                Venoco, Inc. (a)                                               3,300         42,900

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                VeraSun Energy Corp. (a)                                      16,805   $     52,600
                                                Warren Resources, Inc. (a)                                     9,800         97,804
                                                Western Refining, Inc.                                         5,300         53,583
                                                                                                                       -------------
                                                                                                                          5,335,631
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                 Delta Petroleum Corp. (a)                                     10,800        145,692
                                                GMX Resources, Inc. (a)                                        2,800        133,840
                                                Ram Energy Resources, Inc. (a)                                 6,800         19,652
                                                                                                                       -------------
                                                                                                                            299,184
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%            Vaalco Energy, Inc. (a)                                       10,100         69,084
------------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                        Ferro Corp.                                                    7,400        148,740
                                                H.B. Fuller Co.                                                8,500        177,395
                                                                                                                       -------------
                                                                                                                            326,135
------------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                    AbitibiBowater, Inc.                                           9,252         35,805
                                                Albany International Corp. Class A                             4,900        133,917
                                                Boise, Inc. (a)                                                6,000          9,360
                                                Buckeye Technologies, Inc. (a)                                 5,900         48,321
                                                Kapstone Paper and Packaging Corp. (a)                         3,600         22,860
                                                Mercer International, Inc.-Sbi (a)                             4,800         17,568
                                                Multi-Color Corp.                                              1,450         34,640
                                                Neenah Paper, Inc.                                             2,500         49,500
                                                P.H. Glatfelter Co.                                            7,300         98,842
                                                Rock-Tenn Co. Class A                                          6,400        255,872
                                                Verso Paper Corp.                                              2,800          7,392
                                                Wausau Paper Corp.                                             7,500         75,975
                                                                                                                       -------------
                                                                                                                            790,052
------------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                 Spartech Corp.                                                 5,200         51,480
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental               American Ecology Corp.                                         2,600         71,942
Services - 0.3%                                 Darling International, Inc. (a)                               13,800        153,318
                                                EnergySolutions, Inc.                                          5,500         55,000
                                                Fuel Tech, Inc. (a)                                            3,000         54,270
                                                Headwaters, Inc. (a)                                           7,400         98,790
                                                Met-Pro Corp.                                                  2,900         42,311
                                                Metalico, Inc. (a)                                             4,300         25,370
                                                Team, Inc. (a)                                                 3,200        115,584
                                                                                                                       -------------
                                                                                                                            616,585
------------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%             Regal-Beloit Corp.                                             5,400        229,608
                                                Synthesis Energy Systems, Inc. (a)                             3,600         17,460
                                                                                                                       -------------
                                                                                                                            247,068
------------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%              Bowne & Co., Inc.                                              4,900         56,595
                                                Cenveo, Inc. (a)                                               8,800         67,672
                                                Schawk, Inc.                                                   2,400         36,288
                                                VistaPrint Ltd. (a)                                            7,600        249,584
                                                                                                                       -------------
                                                                                                                            410,139
------------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.0%          ATMI, Inc. (a)                                                 5,400         97,092
                                                Axcelis Technologies, Inc. (a)                                16,500         28,050
                                                Brooks Automation, Inc. (a)                                   11,283         94,326

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Cognex Corp.                                                   7,100   $    143,136
                                                Cymer, Inc. (a)                                                4,800        121,584
                                                Dionex Corp. (a)                                               3,100        197,005
                                                Electro Scientific Industries, Inc. (a)                        5,000         71,100
                                                Emcore Corp. (a)                                              12,800         63,232
                                                Entegris, Inc. (a)                                            19,295         93,388
                                                Esterline Technologies Corp. (a)                               4,900        193,991
                                                FEI Co. (a)                                                    6,300        150,003
                                                Intevac, Inc. (a)                                              3,700         39,368
                                                K-Tron International, Inc. (a)                                   400         51,532
                                                Kulicke & Soffa Industries, Inc. (a)                           9,000         40,590
                                                LTX-Credence Corp. (a)                                        22,700         39,498
                                                MTS Systems Corp.                                              3,000        126,300
                                                Mattson Technology, Inc. (a)                                   9,100         43,043
                                                Photon Dynamics, Inc. (a)                                      3,300         50,655
                                                Photronics, Inc. (a)                                           6,800         12,784
                                                Rofin-Sinar Technologies, Inc. (a)                             5,200        159,172
                                                Rudolph Technologies, Inc. (a)                                 4,413         36,981
                                                Ultra Clean Holdings, Inc. (a)                                 3,300         16,632
                                                Ultratech, Inc. (a)                                            4,100         49,610
                                                                                                                       -------------
                                                                                                                          1,919,072
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.1%                Consolidated Graphics, Inc. (a)                                1,800         54,594
                                                Courier Corp.                                                  1,700         34,612
                                                GateHouse Media, Inc.                                          2,780          1,362
                                                Idearc, Inc.                                                  20,600         25,750
                                                Martha Stewart Living Omnimedia, Inc. Class A (a)              3,500         29,785
                                                Playboy Enterprises, Inc. Class B (a)                          4,900         19,306
                                                Primedia, Inc.                                                 4,750         11,543
                                                Scholastic Corp.                                               4,100        105,288
                                                                                                                       -------------
                                                                                                                            282,240
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.1%                   A.H. Belo Corp.                                                2,340         12,074
                                                Belo Corp. Class A                                            14,800         88,208
                                                Dolan Media Co. (a)                                            3,900         39,351
                                                Journal Communications, Inc. Class A                           7,100         34,648
                                                Lee Enterprises, Inc.                                          7,600         26,600
                                                McClatchy Co. Class A                                         10,111         44,488
                                                Media General, Inc. Class A                                    3,300         41,019
                                                                                                                       -------------
                                                                                                                            286,388
------------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.2%                  CKX, Inc. (a)                                                  8,700         53,592
                                                Citadel Broadcasting Corp. (a)                                30,650         23,907
                                                Cox Radio, Inc. Class A (a)                                    3,500         36,960
                                                Cumulus Media, Inc. Class A (a)                                5,200         22,152
                                                Entercom Communications Corp.                                  3,200         16,064
                                                Fisher Communications, Inc.                                    1,000         39,400
                                                Gray Television, Inc.                                          6,800         11,696
                                                Lin TV Corp. Class A (a)                                       4,500         23,220

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Outdoor Channel Holdings, Inc. (a)                             3,200   $     28,160
                                                RHI Entertainment, Inc. (a)                                    1,800         26,820
                                                Sinclair Broadcast Group, Inc. Class A                         9,500         47,880
                                                Westwood One, Inc. (a)                                         8,100          4,455
                                                World Wrestling Entertainment, Inc.                            3,100         47,926
                                                                                                                       -------------
                                                                                                                            382,232
------------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.3%                       American Railcar Industries, Inc.                              1,300         20,852
                                                Freightcar America, Inc.                                       2,000         58,540
                                                Greenbrier Cos., Inc.                                          2,800         54,628
                                                Westinghouse Air Brake Technologies Corp.                      7,900        404,717
                                                                                                                       -------------
                                                                                                                            538,737
------------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                                Genesee & Wyoming, Inc. Class A (a)                            4,950        185,724
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                              AMREP Corp. (a)                                                  300         12,723
                                                Avatar Holdings, Inc. (a)                                      1,000         33,000
                                                Bluegreen Corp. (a)                                            2,200         15,202
                                                Cogdell Spencer, Inc.                                          2,100         33,684
                                                Consolidated-Tomoka Land Co.                                   1,000         43,190
                                                FX Real Estate and Entertainment, Inc. (a)                     1,360          1,414
                                                Forestar Real Estate Group, Inc. (a)                           5,966         87,998
                                                Griffin Land & Nurseries, Inc.                                   500         18,540
                                                Grubb & Ellis Co.                                              5,400         14,580
                                                Hilltop Holdings, Inc. (a)                                     7,652         78,969
                                                Meruelo Maddux Properties, Inc. (a)                            7,220          8,808
                                                Resource Capital Corp.                                         3,400         20,604
                                                Stratus Properties, Inc. (a)                                     800         22,016
                                                Tejon Ranch Co. (a)                                            1,800         66,870
                                                Thomas Properties Group, Inc.                                  3,600         36,360
                                                                                                                       -------------
                                                                                                                            493,958
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 5.5%    Acadia Realty Trust                                            5,700        144,096
                                                Agree Realty Corp.                                             1,600         45,760
                                                Alexander's, Inc.                                                300        120,000
                                                American Campus Communities, Inc.                              6,758        228,961
                                                American Capital Agency Corp.                                  1,300         22,516
                                                Anthracite Capital, Inc. (c)                                   9,900         53,064
                                                Anworth Mortgage Asset Corp.                                  13,900         82,288
                                                Arbor Realty Trust, Inc.                                       3,000         30,000
                                                Ashford Hospitality Trust, Inc.                               20,950         84,848
                                                Associated Estates Realty Corp.                                2,400         31,272
                                                BioMed Realty Trust, Inc.                                     12,100        320,045
                                                Capital Trust, Inc.                                            3,200         49,600
                                                CapLease, Inc.                                                 6,300         49,959
                                                Capstead Mortgage Corp.                                        9,300        101,835
                                                Care Investment Trust, Inc.                                    2,000         22,960
                                                Cedar Shopping Centers, Inc.                                   7,200         95,184
                                                Chimera Investment Corp.                                       5,900         36,639
                                                Colonial Properties Trust                                      8,200        153,258

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Corporate Office Properties Trust                              6,500   $    262,275
                                                Cousins Properties, Inc.                                       7,700        194,271
                                                DCT Industrial Trust, Inc.                                    28,750        215,338
                                                DiamondRock Hospitality Co.                                   15,840        144,144
                                                Dupont Fabros Technology, Inc.                                 2,100         32,025
                                                Eastgroup Properties, Inc.                                     4,200        203,868
                                                Education Realty Trust, Inc.                                   4,700         52,076
                                                Entertainment Properties Trust                                 5,100        279,072
                                                Equity Lifestyle Properties, Inc.                              3,400        180,302
                                                Equity One, Inc.                                               5,400        110,646
                                                Extra Space Storage, Inc.                                     12,900        198,144
                                                FelCor Lodging Trust, Inc.                                    11,100         79,476
                                                First Industrial Realty Trust, Inc.                            7,500        215,100
                                                First Potomac Realty Trust                                     4,100         70,479
                                                Franklin Street Properties Corp.                               9,100        118,300
                                                Friedman Billings Ramsey Group, Inc. Class A                  24,500         49,000
                                                Getty Realty Corp.                                             2,800         62,076
                                                Glimcher Realty Trust                                          6,400         66,816
                                                Gramercy Capital Corp.                                         7,061         18,288
                                                Hatteras Financial Corp.                                       1,900         44,080
                                                Healthcare Realty Trust, Inc.                                  9,500        276,925
                                                Hersha Hospitality Trust                                       7,000         52,080
                                                Highwoods Properties, Inc.                                    10,400        369,824
                                                Home Properties, Inc.                                          5,100        295,545
                                                Inland Real Estate Corp.                                       9,500        149,055
                                                Investors Real Estate Trust                                    9,700        108,543
                                                JER Investors Trust, Inc.                                      3,800         18,316
                                                Kite Realty Group Trust                                        3,400         37,400
                                                LTC Properties, Inc.                                           3,900        114,348
                                                LaSalle Hotel Properties                                       6,800        158,576
                                                Lexington Corporate Properties Trust                           8,330        143,443
                                                MFA Mortgage Investments, Inc.                                31,900        207,350
                                                Maguire Properties, Inc.                                       6,500         38,740
                                                Medical Properties Trust, Inc.                                11,700        132,795
                                                Mid-America Apartment Communities, Inc.                        4,400        216,216
                                                Mission West Properties, Inc.                                  2,500         24,350
                                                Monmouth Real Estate Investment Corp. Class A                  4,100         31,939
                                                National Health Investors, Inc.                                3,800        129,884
                                                National Retail Properties, Inc.                              11,900        285,005
                                                Newcastle Investment Corp.                                     9,400         59,690
                                                NorthStar Realty Finance Corp.                                10,000         77,500
                                                Omega Healthcare Investors, Inc.                              13,200        259,512
                                                One Liberty Properties, Inc.                                   1,700         30,039
                                                PS Business Parks, Inc.                                        2,500        144,000
                                                Parkway Properties, Inc.                                       2,600         98,436
                                                Pennsylvania Real Estate Investment Trust                      6,200        116,870

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Post Properties, Inc.                                          7,400   $    206,978
                                                Potlatch Corp.                                                 6,639        307,983
                                                RAIT Investment Trust                                         10,840         59,512
                                                Ramco-Gershenson Properties Trust                              3,000         67,260
                                                Realty Income Corp.                                           17,100        437,760
                                                Redwood Trust, Inc.                                            5,700        123,861
                                                Saul Centers, Inc.                                             1,800         90,972
                                                Senior Housing Properties Trust                               18,800        448,004
                                                Sovran Self Storage, Inc.                                      3,600        160,884
                                                Strategic Hotel Capital, Inc.                                 12,100         91,355
                                                Sun Communities, Inc.                                          3,100         61,411
                                                Sunstone Hotel Investors, Inc.                                 9,200        124,200
                                                Tanger Factory Outlet Centers, Inc.                            5,100        223,329
                                                U-Store-It Trust                                               8,800        107,976
                                                Universal Health Realty Income Trust                           1,900         73,910
                                                Urstadt Biddle Properties, Inc. Class A                        3,400         63,750
                                                Washington Real Estate Investment Trust (b)                    8,300        304,029
                                                Winthrop Realty Trust, Inc.                                    7,500         29,250
                                                                                                                       -------------
                                                                                                                         10,826,866
------------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%            Fleetwood Enterprises, Inc. (a)                               10,900         11,118
                                                Marine Products Corp.                                          1,600         13,280
                                                Polaris Industries, Inc.                                       5,400        245,646
                                                Winnebago Industries, Inc.                                     4,800         62,016
                                                                                                                       -------------
                                                                                                                            332,060
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.1%    Aircastle Ltd.                                                 8,300         82,253
                                                Electro Rent Corp.                                             3,500         47,005
                                                H&E Equipment Services, Inc. (a)                               2,600         25,116
                                                McGrath RentCorp                                               3,900        112,398
                                                                                                                       -------------
                                                                                                                            266,772
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%      Aaron Rents, Inc.                                              7,500        203,025
                                                Amerco, Inc. (a)                                               1,600         67,088
                                                Dollar Thrifty Automotive Group, Inc. (a)                      3,600          6,948
                                                RSC Holdings, Inc. (a)                                         7,800         88,608
                                                Rent-A-Center, Inc. (a)                                       11,500        256,220
                                                                                                                       -------------
                                                                                                                            621,889
------------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%                              AFC Enterprises, Inc. (a)                                      3,600         26,136
                                                BJ's Restaurants, Inc. (a)                                     2,400         28,656
                                                Bob Evans Farms, Inc.                                          5,300        144,637
                                                Buffalo Wild Wings, Inc. (a)                                   2,900        116,696
                                                CBRL Group, Inc.                                               3,458         90,945
                                                CEC Entertainment, Inc. (a)                                    3,600        119,520
                                                CKE Restaurants, Inc.                                          8,800         93,280
                                                California Pizza Kitchen, Inc. (a)                             4,050         52,123
                                                The Cheesecake Factory, Inc. (a)                              10,700        156,434
                                                Denny's Corp. (a)                                             16,800         43,176
                                                DineEquity, Inc.                                               2,900         48,894

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Domino's Pizza, Inc. (a)                                       6,600   $     80,124
                                                Einstein Noah Restaurant Group, Inc. (a)                       1,200         12,096
                                                Jack in the Box, Inc. (a)                                      9,900        208,890
                                                Krispy Kreme Doughnuts, Inc. (a)                              10,500         34,650
                                                Landry's Restaurants, Inc.                                     2,300         35,765
                                                Luby's, Inc. (a)                                               3,300         26,532
                                                O'Charleys, Inc.                                               3,700         32,375
                                                P.F. Chang's China Bistro, Inc. (a)                            3,700         87,098
                                                Papa John's International, Inc. (a)                            3,800        103,208
                                                Red Robin Gourmet Burgers, Inc. (a)                            2,600         69,680
                                                Ruby Tuesday, Inc. (a)                                         8,800         50,952
                                                Ruth's Hospitality Group, Inc. (a)                             3,400         13,362
                                                Sonic Corp. (a)                                               10,170        148,177
                                                The Steak n Shake Co. (a)                                      4,600         39,928
                                                Texas Roadhouse, Inc. Class A (a)                              8,600         77,314
                                                Wendy's                                                       68,026        357,817
                                                                                                                       -------------
                                                                                                                          2,298,465
------------------------------------------------------------------------------------------------------------------------------------
Retail - 2.8%                                   1-800-FLOWERS.COM, Inc. Class A (a)                            4,400         26,488
                                                99 Cents Only Stores (a)                                       7,300         80,081
                                                Aeropostale, Inc. (a)                                         11,000        353,210
                                                America's Car Mart, Inc. (a)                                   1,300         24,167
                                                Asbury Automotive Group, Inc.                                  5,700         65,664
                                                bebe Stores, Inc.                                              6,300         61,551
                                                Bidz.com, Inc. (a)                                             1,600         13,840
                                                Big 5 Sporting Goods Corp.                                     4,000         41,280
                                                Blockbuster, Inc. Class A (a)                                 31,200         63,960
                                                Blue Nile, Inc. (a)                                            2,300         98,601
                                                Borders Group, Inc.                                           10,200         66,912
                                                Brown Shoe Co., Inc.                                           7,125        116,707
                                                The Buckle, Inc.                                               2,400        133,296
                                                Build-A-Bear Workshop, Inc. (a)                                2,500         18,200
                                                Cabela's, Inc. Class A (a)                                     6,000         72,480
                                                Cache, Inc. (a)                                                1,900         13,053
                                                Casual Male Retail Group, Inc. (a)                             6,300         24,759
                                                The Cato Corp. Class A                                         5,000         87,750
                                                Central Garden & Pet Co. Class A (a)                          10,869         64,671
                                                Charlotte Russe Holding, Inc. (a)                              3,400         34,850
                                                Charming Shoppes, Inc. (a)                                    19,100         93,399
                                                Chico's FAS, Inc. (a)                                         30,300        165,741
                                                The Children's Place Retail Stores, Inc. (a)                   3,800        126,730
                                                Christopher & Banks Corp.                                      6,000         46,020
                                                Circuit City Stores, Inc.                                     29,500         22,420
                                                Coldwater Creek, Inc. (a)                                     10,200         59,058
                                                Collective Brands, Inc. (a)                                   10,400        190,424
                                                Conn's, Inc. (a)                                               1,600         29,936
                                                Dillard's, Inc. Class A                                        9,900        116,820

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Dress Barn, Inc. (a)                                           7,600   $    116,204
                                                drugstore.com, Inc. (a)                                       13,200         31,020
                                                Ezcorp, Inc. (a)                                               6,100        114,680
                                                FGX International Holdings Ltd. (a)                            1,900         21,033
                                                Fred's, Inc.                                                   6,700         95,274
                                                GSI Commerce, Inc. (a)                                         4,000         61,920
                                                Gaiam, Inc. (a)                                                3,000         31,800
                                                Genesco, Inc. (a)                                              3,000        100,440
                                                Group 1 Automotive, Inc.                                       3,600         78,228
                                                Gymboree Corp. (a)                                             4,600        163,300
                                                Hibbett Sports, Inc. (a)                                       4,450         89,089
                                                Hot Topic, Inc. (a)                                            7,800         51,558
                                                Insight Enterprises, Inc. (a)                                  8,100        108,621
                                                Jo-Ann Stores, Inc. (a)                                        4,200         88,116
                                                Jos. A. Bank Clothiers, Inc. (a)                               3,125        105,000
                                                Lawson Products, Inc.                                            979         27,069
                                                Lumber Liquidators, Inc. (a)                                   1,800         22,608
                                                MarineMax, Inc. (a)                                            2,700         19,521
                                                Men's Wearhouse, Inc.                                          8,900        189,036
                                                New York & Co. (a)                                             3,500         33,390
                                                Overstock.com, Inc. (a)                                        2,700         53,487
                                                PC Connection, Inc. (a)                                        1,000          6,690
                                                PC Mall, Inc. (a)                                              2,100         14,343
                                                Pacific Sunwear of California, Inc. (a)                       11,400         76,722
                                                The Pantry, Inc. (a)                                           3,800         80,522
                                                The Pep Boys - Manny, Moe & Jack                               7,100         43,878
                                                PetMed Express, Inc. (a)                                       4,300         67,510
                                                Pier 1 Imports, Inc. (a)                                      15,000         61,950
                                                PriceSmart, Inc.                                               2,100         35,154
                                                Retail Ventures, Inc. (a)                                      3,500         13,650
                                                Rush Enterprises, Inc. Class A (a)                             5,700         72,960
                                                Russ Berrie & Co., Inc. (a)                                    2,200         16,874
                                                Sally Beauty Co., Inc. (a)                                    15,100        129,860
                                                School Specialty, Inc. (a)                                     3,400        106,046
                                                Shutterfly, Inc. (a)                                           3,600         34,596
                                                Sonic Automotive, Inc.                                         4,400         37,224
                                                Stage Stores, Inc.                                             6,450         88,107
                                                Stamps.com, Inc. (a)                                           2,900         33,843
                                                Stein Mart, Inc.                                               4,300         16,813
                                                Syms Corp. (a)                                                 1,000         13,510
                                                Systemax, Inc.                                                 1,500         21,090
                                                The Talbots, Inc.                                              3,700         48,470
                                                Tractor Supply Co. (a)                                         5,400        227,070
                                                Tuesday Morning Corp. (a)                                      5,100         21,063
                                                Tween Brands, Inc. (a)                                         3,700         36,223
                                                Volcom, Inc. (a)                                               3,200         55,296

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                The Wet Seal, Inc. Class A (a)                                16,200   $     58,806
                                                Zale Corp. (a)                                                 5,700        142,500
                                                Zumiez, Inc. (a)                                               3,300         54,384
                                                                                                                       -------------
                                                                                                                          5,528,616
------------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.1%                           Anchor Bancorp Wisconsin, Inc.                                 3,400         24,990
                                                Bank Mutual Corp.                                              8,500         96,475
                                                Berkshire Hills Bancorp, Inc.                                  1,500         48,000
                                                Brookline Bancorp, Inc.                                       10,200        130,458
                                                Brooklyn Federal Bancorp, Inc.                                   900         13,311
                                                Danvers Bancorp, Inc.                                          3,300         42,075
                                                Dime Community Bancshares, Inc.                                4,400         66,968
                                                Downey Financial Corp.                                         3,400          9,520
                                                ESSA Bancorp, Inc.                                             3,300         45,870
                                                First Financial Holdings, Inc.                                 2,300         60,214
                                                First Financial Northwest, Inc.                                4,300         44,376
                                                First Niagara Financial Group, Inc.                           18,400        289,800
                                                First Place Financial Corp.                                    2,300         29,555
                                                FirstFed Financial Corp. (a)                                   2,300         18,032
                                                Flagstar Bancorp, Inc.                                         7,400         22,052
                                                Flushing Financial Corp.                                       3,400         59,500
                                                Guaranty Financial Group, Inc. (a)                             4,600         18,170
                                                Home Federal Bancorp, Inc.                                       900         11,475
                                                IBERIABANK Corp.                                               2,300        121,555
                                                Kearny Financial Corp.                                         3,000         36,720
                                                Meridian Interstate Bancorp, Inc. (a)                          1,600         16,336
                                                NASB Financial, Inc.                                             300          8,157
                                                NewAlliance Bancshares, Inc.                                  18,300        275,049
                                                Northwest Bancorp, Inc.                                        2,900         79,866
                                                OceanFirst Financial Corp.                                     1,800         32,616
                                                Ocwen Financial Corp. (a)                                      5,800         46,690
                                                Provident Financial Services, Inc.                            10,100        166,751
                                                Provident New York Bancorp                                     6,900         91,218
                                                Rockville Financial, Inc.                                      1,400         22,050
                                                Roma Financial Corp.                                           1,100         16,225
                                                Sterling Financial Corp.                                       8,260        119,770
                                                United Community Financial Corp.                               4,400         22,000
                                                ViewPoint Financial Group                                      1,800         31,500
                                                W Holding Co., Inc.                                           18,600         10,044
                                                Westfield Financial, Inc.                                      5,900         60,770
                                                                                                                       -------------
                                                                                                                          2,188,158
------------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%          Diamond Hill Investments Group (a)                               400         35,968
                                                GFI Group, Inc.                                               11,000         51,810
                                                Gladstone Investment Corp.                                     4,300         29,584
                                                International Assets Holding Corp., Inc. (a)                     600         14,466
                                                KBW, Inc. (a)                                                  4,400        144,936
                                                Knight Capital Group, Inc. Class A (a)                        15,900        236,274

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                LaBranche & Co., Inc. (a)                                      8,600   $     38,700
                                                Ladenburg Thalmann Financial Services, Inc. (a)               14,800         26,640
                                                MarketAxess Holdings, Inc. (a)                                 5,100         41,157
                                                optionsXpress Holdings, Inc.                                   7,300        141,766
                                                Penson Worldwide, Inc. (a)                                     3,100         42,997
                                                SWS Group, Inc.                                                4,300         86,688
                                                Thomas Weisel Partners Group, Inc. (a)                         3,021         25,467
                                                                                                                       -------------
                                                                                                                            916,453
------------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.1%                     ABM Industries, Inc.                                           7,400        161,616
                                                AMN Healthcare Services, Inc. (a)                              5,700        100,149
                                                Administaff, Inc.                                              3,800        103,436
                                                The Advisory Board Co. (a)                                     3,100         93,496
                                                Ambassadors Group, Inc.                                        3,500         55,685
                                                CBIZ, Inc. (a)                                                 7,600         64,220
                                                CDI Corp.                                                      2,300         51,359
                                                CRA International, Inc. (a)                                    2,000         54,960
                                                Casella Waste Systems, Inc. (a)                                3,700         43,438
                                                Chemed Corp.                                                   4,000        164,240
                                                Coinstar, Inc. (a)                                             4,700        150,400
                                                Cornell Cos., Inc. (a)                                         1,700         46,206
                                                CoStar Group, Inc. (a)                                         3,300        149,787
                                                Cross Country Healthcare, Inc. (a)                             5,600         91,224
                                                Dice Holdings, Inc. (a)                                        2,100         14,910
                                                DynCorp. International, Inc. (a)                               4,100         68,716
                                                Exponent, Inc. (a)                                             2,500         82,725
                                                First Advantage Corp. Class A (a)                              2,000         28,100
                                                Forrester Research, Inc. (a)                                   2,400         70,368
                                                G&K Services, Inc. Class A                                     3,300        109,065
                                                The Geo Group, Inc. (a)                                        8,800        177,848
                                                Gevity HR, Inc.                                                4,600         33,488
                                                Global Sources Ltd. (a)                                        2,680         26,988
                                                Global Traffic Network, Inc. (a)                               2,300         21,321
                                                Heidrick & Struggles International, Inc.                       3,100         93,465
                                                Hudson Highland Group, Inc. (a)                                4,100         28,495
                                                ICF International, Inc. (a)                                    1,300         25,675
                                                ICT Group, Inc. (a)                                            1,300         10,465
                                                IKON Office Solutions, Inc.                                   13,700        233,037
                                                Jackson Hewitt Tax Service, Inc.                               4,400         67,496
                                                Kelly Services, Inc. Class A                                   4,600         87,630
                                                Kforce, Inc. (a)                                               5,100         52,071
                                                The Knot, Inc. (a)                                             4,800         40,080
                                                Korn/Ferry International (a)                                   7,400        131,868
                                                Liquidity Services, Inc. (a)                                   1,900         20,615
                                                MAXIMUS, Inc.                                                  3,000        110,520
                                                MPS Group, Inc. (a)                                           15,900        160,272
                                                Midas, Inc. (a)                                                2,700         37,152

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Monro Muffler, Inc.                                            2,800   $     64,568
                                                Navigant Consulting, Inc. (a)                                  8,300        165,087
                                                Net 1 UEPS Technologies, Inc. (a)                              7,300        163,009
                                                Nutri/System, Inc.                                             5,400         95,688
                                                On Assignment, Inc. (a)                                        5,300         41,764
                                                Orbitz Worldwide, Inc. (a)                                     5,300         31,111
                                                PHH Corp. (a)                                                  8,400        111,636
                                                PRG-Schultz International, Inc. (a)                            2,900         25,984
                                                People Support, Inc. (a)                                       3,700         43,253
                                                Perficient, Inc. (a)                                           5,200         34,528
                                                Pre-Paid Legal Services, Inc. (a)                              1,500         61,890
                                                The Providence Service Corp. (a)                               2,100         20,580
                                                Regis Corp.                                                    7,300        200,750
                                                Resources Connection, Inc. (a)                                 7,900        177,987
                                                Rollins, Inc.                                                  7,400        140,452
                                                Spherion Corp. (a)                                            10,000         48,700
                                                Standard Parking Corp. (a)                                     1,400         31,108
                                                Steiner Leisure Ltd. (a)                                       2,500         85,950
                                                TeleTech Holdings, Inc. (a)                                    6,600         82,104
                                                Tetra Tech, Inc. (a)                                           9,900        238,194
                                                TrueBlue, Inc. (a)                                             7,500        121,200
                                                Unifirst Corp.                                                 2,200         94,798
                                                Viad Corp.                                                     3,400         97,886
                                                Volt Information Sciences, Inc. (a)                            2,150         19,307
                                                Waste Connections, Inc. (a)                                   10,800        370,440
                                                Waste Services, Inc. (a)                                       3,233         23,957
                                                Watson Wyatt Worldwide, Inc.                                   7,000        348,110
                                                World Fuel Services Corp.                                      4,600        105,938
                                                                                                                       -------------
                                                                                                                          6,108,565
------------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.6%                                 American Commercial Lines, Inc. (a)                            6,200         65,968
                                                Arlington Tankers Ltd.                                         1,800         27,684
                                                DHT Maritime, Inc.                                             7,100         47,712
                                                Eagle Bulk Shipping, Inc.                                      7,900        110,126
                                                Genco Shipping & Trading Ltd.                                  3,900        129,636
                                                General Maritime Corp.                                         4,500         87,660
                                                Golar LNG Ltd.                                                 6,000         79,680
                                                Gulfmark Offshore, Inc. (a)                                    3,600        161,568
                                                Horizon Lines, Inc. Class A                                    5,100         50,337
                                                International Shipholding Corp. (a)                            1,200         26,280
                                                Knightsbridge Tankers Ltd.                                     2,600         68,822
                                                Nordic American Tanker Shipping Ltd.                           5,900        189,154
                                                Ship Finance International Ltd.                                7,100        153,076
                                                TBS International Ltd. (a)                                     2,200         29,612
                                                                                                                       -------------
                                                                                                                          1,227,315
------------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                                    Crocs, Inc. (a)                                               14,400         51,552
                                                DSW, Inc. Class A (a)                                          2,600         35,620

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Deckers Outdoor Corp. (a)                                      2,200   $    228,976
                                                The Finish Line, Inc. Class A                                  7,655         76,473
                                                Iconix Brand Group, Inc. (a)                                  10,000        130,800
                                                K-Swiss, Inc. Class A                                          4,200         73,080
                                                Kenneth Cole Productions, Inc. Class A                         1,500         22,050
                                                Shoe Carnival, Inc. (a)                                        1,400         22,932
                                                Skechers U.S.A., Inc. Class A (a)                              5,400         90,882
                                                Steven Madden Ltd. (a)                                         3,200         79,296
                                                Timberland Co. Class A (a)                                     7,900        137,223
                                                Weyco Group, Inc.                                                900         30,123
                                                Wolverine World Wide, Inc. (b)                                 8,400        222,264
                                                                                                                       -------------
                                                                                                                          1,201,271
------------------------------------------------------------------------------------------------------------------------------------
Steel - 0.1%                                    China Precision Steel, Inc. (a)                                4,700         15,651
                                                General Steel Holdings, Inc. (a)                               1,300          9,282
                                                Olympic Steel, Inc.                                            1,600         47,184
                                                Sutor Technology Group Ltd. (a)                                1,700          5,525
                                                Universal Stainless & Alloy Products, Inc. (a)                 1,100         28,105
                                                                                                                       -------------
                                                                                                                            105,747
------------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                    Imperial Sugar Co. New Shares                                  1,900         25,726
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.6%             Airvana, Inc. (a)                                              3,700         21,793
                                                Applied Signal Technology, Inc.                                2,400         41,712
                                                Arris Group, Inc. (a)                                         21,046        162,686
                                                Audiovox Corp. Class A (a)                                     2,800         26,236
                                                Belden, Inc.                                                   7,400        235,246
                                                Mastec, Inc. (a)                                               6,900         91,701
                                                OpNext, Inc. (a)                                               2,200         10,098
                                                Plantronics, Inc.                                              8,200        184,664
                                                Polycom, Inc. (a)                                             14,300        330,759
                                                Powerwave Technologies, Inc. (a)                              22,200         87,912
                                                Preformed Line Products Co.                                      300         17,502
                                                Symmetricom, Inc. (a)                                          8,000         39,760
                                                                                                                       -------------
                                                                                                                          1,250,069
------------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                         Interface, Inc. Class A                                        9,000        102,330
                                                Unifi, Inc. (a)                                                8,900         43,076
                                                                                                                       -------------
                                                                                                                            145,406
------------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.8%           American Apparel, Inc. (a)                                     6,200         50,840
                                                Carter's, Inc. (a)                                             9,100        179,543
                                                Cherokee, Inc.                                                 1,400         30,772
                                                Columbia Sportswear Co.                                        2,200         92,312
                                                G-III Apparel Group, Ltd. (a)                                  1,900         35,549
                                                J. Crew Group, Inc. (a)                                        6,870        196,276
                                                Lululemon Athletica, Inc. (a)                                  3,200         73,696
                                                Maidenform Brands, Inc. (a)                                    3,300         47,883
                                                Oxford Industries, Inc.                                        2,400         61,992
                                                Perry Ellis International, Inc. (a)                            1,850         27,584
                                                Quiksilver, Inc. (a)                                          21,600        123,984

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                True Religion Apparel, Inc. (a)                                3,000   $     77,550
                                                Under Armour, Inc. Class A (a)                                 5,500        174,680
                                                The Warnaco Group, Inc. (a)                                    7,500        339,675
                                                                                                                       -------------
                                                                                                                          1,512,336
------------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                           Cooper Tire & Rubber Co.                                       9,900         85,140
                                                Titan International, Inc.                                      5,750        122,590
                                                                                                                       -------------
                                                                                                                            207,730
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                  Alliance One International, Inc. (a)(b)                       16,700         63,460
                                                Schweitzer-Mauduit International, Inc.                         2,600         49,374
                                                Star Scientific, Inc. (a)                                     12,900         45,924
                                                Universal Corp.                                                4,300        211,087
                                                Vector Group Ltd.                                              5,795        102,339
                                                                                                                       -------------
                                                                                                                            472,184
------------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                     Jakks Pacific, Inc. (a)                                        4,600        114,586
                                                Leapfrog Enterprises, Inc. (a)                                 5,600         59,136
                                                Marvel Entertainment, Inc. (a)                                 8,200        279,948
                                                                                                                       -------------
                                                                                                                            453,670
------------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.3%             CAI International, Inc. (a)                                    1,100         12,166
                                                Celadon Group, Inc. (a)                                        4,000         45,880
                                                Dynamex, Inc. (a)                                              1,400         39,844
                                                HUB Group, Inc. Class A (a)                                    6,200        233,430
                                                Odyssey Marine Exploration, Inc. (a)                           7,900         35,866
                                                Pacer International, Inc.                                      5,900         97,173
                                                Textainer Group Holdings Ltd.                                  1,500         22,785
                                                Ultrapetrol Bahamas Ltd. (a)                                   4,100         32,185
                                                                                                                       -------------
                                                                                                                            519,329
------------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                 Arkansas Best Corp.                                            3,600        121,284
                                                Forward Air Corp.                                              5,100        138,873
                                                Heartland Express, Inc.                                        9,900        153,648
                                                Knight Transportation, Inc.                                    9,450        160,366
                                                Marten Transport Ltd. (a)                                      2,500         48,775
                                                Old Dominion Freight Line, Inc. (a)                            4,450        126,113
                                                Patriot Transportation Holding, Inc. (a)                         200         15,800
                                                Saia, Inc. (a)                                                 2,300         30,544
                                                Universal Truckload Services, Inc. (a)                         1,000         24,360
                                                Werner Enterprises, Inc.                                       6,700        145,457
                                                YRC Worldwide, Inc. (a)                                        9,840        117,686
                                                                                                                       -------------
                                                                                                                          1,082,906
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.8%                    Allete, Inc.                                                   4,200        186,900
                                                Avista Corp.                                                   9,200        199,732
                                                Black Hills Corp.                                              6,400        198,848
                                                CH Energy Group, Inc.                                          2,700        117,639
                                                Central Vermont Public Service Corp.                           1,300         30,472
                                                Cleco Corp.                                                   10,200        257,550
                                                El Paso Electric Co. (a)                                       7,700        161,700

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                The Empire District Electric Co.                               5,700   $    121,695
                                                IDACORP, Inc.                                                  7,500        218,175
                                                ITC Holdings Corp.                                             8,300        429,691
                                                MGE Energy, Inc.                                               3,700        131,535
                                                NorthWestern Corp.                                             6,500        163,345
                                                Otter Tail Corp.                                               5,600        172,088
                                                PNM Resources, Inc.                                           13,600        139,264
                                                Pike Electric Corp. (a)                                        2,800         41,244
                                                Portland General Electric Co.                                 10,800        255,528
                                                UIL Holdings Corp.                                             4,333        148,752
                                                Unisource Energy Corp.                                         5,800        169,302
                                                Westar Energy, Inc.                                           17,200        396,288
                                                                                                                       -------------
                                                                                                                          3,539,748
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 1.1%              Chesapeake Utilities Corp.                                     1,400         46,494
                                                EnergySouth, Inc.                                              1,200         73,716
                                                The Laclede Group, Inc.                                        3,600        174,564
                                                New Jersey Resources Corp.                                     7,100        254,819
                                                Nicor, Inc.                                                    7,300        323,755
                                                Northwest Natural Gas Co.                                      4,500        234,000
                                                Piedmont Natural Gas Co.                                      12,000        383,520
                                                South Jersey Industries, Inc.                                  5,000        178,500
                                                Southwest Gas Corp.                                            7,200        217,872
                                                WGL Holdings, Inc.                                             8,000        259,600
                                                                                                                       -------------
                                                                                                                          2,146,840
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 0.9%            Alaska Communications Systems Group, Inc.                      7,400         90,502
                                                Atlantic Tele-Network, Inc.                                    1,300         36,400
                                                Centennial Communications Corp. (a)                           11,100         69,264
                                                Cincinnati Bell, Inc. (a)                                     41,300        127,617
                                                Consolidated Communications Holdings, Inc.                     3,319         50,051
                                                FairPoint Communications, Inc.                                15,450        133,952
                                                FiberTower Corp. (a)                                          20,310         28,028
                                                General Communication, Inc. Class A (a)                        8,400         77,784
                                                Global Crossing Ltd. (a)                                       4,500         68,220
                                                Globalstar, Inc. (a)                                           8,200         13,940
                                                Hungarian Telephone & Cable Corp. (a)                            500          9,950
                                                ICO Global Communications Holdings Ltd. (a)                   17,500         19,075
                                                IDT Corp. Class B (a)                                          8,100          5,993
                                                Ibasis, Inc.                                                   4,100         14,309
                                                iPCS, Inc. (a)                                                 2,900         64,583
                                                Iowa Telecommunications Services, Inc.                         5,400        100,872
                                                NTELOS Holdings Corp.                                          5,000        134,450
                                                Neutral Tandem, Inc. (a)                                       2,700         50,058
                                                ORBCOMM, Inc. (a)                                              4,300         21,199
                                                PAETEC Holding Corp. (a)                                      20,570         44,225
                                                Premiere Global Services, Inc. (a)                            10,400        146,224
                                                RCN Corp. (a)                                                  6,200         76,012

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Shares
Industry                                        Common Stocks                                               Held           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                Shenandoah Telecom Co.                                         3,700   $     81,659
                                                TW Telecom, Inc. (a)                                          24,830        257,984
                                                USA Mobility, Inc.                                             4,300         47,300
                                                Virgin Mobile USA, Inc. (a)                                    3,600         10,584
                                                                                                                       -------------
                                                                                                                          1,780,235
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                         American States Water Co.                                      3,000        115,500
                                                California Water Service Group                                 3,300        127,050
                                                Connecticut Water Service, Inc.                                1,700         49,215
                                                Consolidated Water Co., Inc.                                   2,000         34,040
                                                Middlesex Water Co.                                            2,500         43,675
                                                SJW Corp.                                                      2,300         68,931
                                                Southwest Water Co.                                            3,965         50,554
                                                                                                                       -------------
                                                                                                                            488,965
------------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                              Brightpoint, Inc. (a)                                          8,430         60,696
                                                Chindex International Inc. (a)                                 2,400         26,064
                                                Houston Wire & Cable Co.                                       3,200         54,944
                                                MWI Veterinary Supply, Inc. (a)                                1,900         74,651
                                                Prestige Brands Holdings, Inc. (a)                             5,500         48,840
                                                United Stationers, Inc. (a)                                    3,700        176,971
                                                                                                                       -------------
                                                                                                                            442,166
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $199,131,661) - 87.6%                                           173,261,519
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment Companies
------------------------------------------------------------------------------------------------------------------------------------
                                                BlackRock Kelso Capital Corp. (c)                              1,600         18,448
                                                Gladstone Capital Corp.                                        2,900         44,196
                                                Hercules Technology Growth Capital, Inc.                       5,600         54,320
                                                Kayne Anderson Energy Development Co.                          1,400         23,702
                                                Patriot Capital Funding, Inc.                                  3,500         22,295
                                                Pennantpark Investment Corp.                                   3,600         26,676
                                                Prospect Capital Corp.                                         3,700         47,397
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Investment Companies
                                                (Cost - $359,241) - 0.1%                                                    237,034
------------------------------------------------------------------------------------------------------------------------------------
                                                Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.0%                     GreenHunter Energy, Inc. (expires 8/27/11)                        60              0
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Warrants
                                                (Cost - $0) - 0.0%                                                                0
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Face
                                                Short-Term Securities                                      Amount
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 12.0%                           State Street Bank & Trust Co., 1%, 10/01/08             $ 23,759,935     23,759,935
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $23,759,935) - 12.0%                                             23,759,935
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before Options Written
                                                (Cost - $223,250,837*) - 99.7%                                          197,258,488
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                Options Written                                           Contracts        Value
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                            Russell 2000 Index, expiring October 2008 at USD 760           1,100   $   (236,500)
                                                Russell 2000 Index, expiring October 2008 at USD 770             250        (36,875)
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Written
                                                (Premiums Received - $2,364,530) - (0.1%)                                  (273,375)
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of Options Written
                                                (Cost - $220,886,307)  - 99.6%                                          196,985,113
                                                Other Assets Less Liabilities - 0.4%                                        768,133
                                                                                                                       -------------
                                                Net Assets - 100.0%                                                    $197,753,246
                                                                                                                       =============

      * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                        $ 209,001,614
                                                                  ==============
            Gross unrealized appreciation                         $   4,408,034
            Gross unrealized depreciation                           (16,151,160)
                                                                  --------------
            Net unrealized depreciation                           $ (11,743,126)
                                                                  ==============
      (a)   Non-income producing security.

      (b) All or a portion of security held as collateral in connection with open financial futures contracts.

      (c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

            --------------------------------------------------------------------
                                      Purchase     Sales    Realized   Dividend
            Affiliate                   Cost        Cost      Loss      Income
            --------------------------------------------------------------------
            Anthracite
            Capital, Inc.             $ 10,597   $ 21,642    ($8,391)  $  9,569
            BlackRock Kelso
            Capital Corp.             $  5,809         --         --   $  1,548
            --------------------------------------------------------------------

      (d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

      o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      o Financial futures contracts purchased as of September 30, 2008 were as follows:

            --------------------------------------------------------------------
            Number of                 Expiration       Face        Appreciation
            Contracts       Issue        Date          Value      (Depreciation)
            --------------------------------------------------------------------
               348        Russell      December
                         2000 Index      2008      $ 24,831,315   $  (1,222,995)
            --------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

      o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

                  o Level 1 - price quotations in active markets/exchanges for identical securities

                  o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

                  o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

            The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

            --------------------------------------------------------------------
             Valuation                  Investments in          Other Financial
              Inputs                      Securities             Instruments*
            --------------------------------------------------------------------
            Level 1                     $  197,247,499          $    (1,496,370)
            Level 2                             10,989                       --
            Level 3                                 --                       --
            --------------------------------------------------------------------
            Total                       $  197,258,488          $    (1,496,370)
                                        ========================================

            * Other financial instruments are futures and options.

Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

          Certifications - Attached hereto

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Small Cap Premium & Dividend Income Fund Inc.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of Small Cap Premium & Dividend Income Fund Inc.

          Date: November 24, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By:    /s/ Mitchell M. Cox
                 ---------------------------
                 Mitchell M. Cox
                 Chief Executive Officer (principal executive officer) of Small Cap Premium & Dividend Income Fund Inc.

          Date: November 24, 2008

          By:    /s/ James E. Hillman
                 ---------------------------
                 James E. Hillman
                 Chief Financial Officer (principal financial officer) of Small Cap Premium & Dividend Income Fund Inc.

          Date: November 24, 2008